United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: August 31, 2003

                     Date of reporting period: August 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Alliance Growth Investors Fund and
Alliance Conservative Investors Fund


                                                  Annual Report--August 31, 2003

  Investment Products Offered
================================
   o Are Not FDIC Insured
   o May Lose Value
   o Are Not Bank Guaranteed
================================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

October 13, 2003

Annual Report
This report provides management's discussion of fund performance for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the annual reporting period ended August 31, 2003.

Investment Objective and Policies for Alliance Growth Investors Fund
Alliance Growth Investors Fund is an open-end fund that seeks to achieve the highest total return consistent with the Advisor's determination of reasonable risk through investment in a mix of equity and fixed income securities.

On September 2, 2003, Alliance Growth Investors Fund changed its name to AllianceBernstein Tax-Managed Balanced Wealth Strategy. The Fund continues to seek the highest total return consistent with the Advisor's determination of reasonable risk. However, the Fund pursues its objectives through modified investment strategies to maximize after-tax returns. The Fund's new targeted asset allocation is 50% equity securities and 50% tax-exempt debt securities.

Investment Results for Alliance Growth Investors Fund
During the six- and 12-month periods ended August 31, 2003, Class A shares of Alliance Growth Investors Fund returned 13.57% and 7.29%, respectively. Corresponding returns for the composite benchmark, 70% of the Standard & Poor's (S&P) 500 Stock Index and 30% of the Lehman Brothers (LB) Aggregate Bond Index, were 14.50% and 9.75%, respectively.

   INVESTMENT RESULTS*
   Periods Ended August 31, 2003
                                               =================================
                                                            Returns
                                               =================================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   Alliance Growth
   Investors Fund
     Class A                                          13.57%              7.29%
--------------------------------------------------------------------------------
     Class B                                          13.26%              6.56%
--------------------------------------------------------------------------------
     Class C                                          13.12%              6.55%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                        20.87%             12.06%
--------------------------------------------------------------------------------
   Lehman Brothers
   Aggregate
   Bond Index                                         -0.36%              4.36%
--------------------------------------------------------------------------------
   70/30 Composite:
   70% S&P 500/
   30% LB
   Aggregate
   Bond Index                                         14.50%              9.75%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of August 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 1 composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. The 70%/30% composite is a blend of both the S&P 500 Stock Index and the LB Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

   Additional investment results appear on page 6.


The Fund's underperformance reflects relative underweight positions in corporate bonds and lower quality cyclical growth stocks during a period of contracting risk premiums. Additionally, overweighting the health care sector of the market detracted from the Fund's returns.

Investment Objective and Policies for Alliance Conservative Investors Fund Alliance Conservative Investors Fund is an open-end fund that seeks to achieve a high total return without, in the view of the Advisor, undue risk to principal. It pursues this objective through investment in a mix of equity and fixed income securities.

On September 2, 2003, Alliance Conservative Investors Fund changed its name to AllianceBernstein Tax-Managed Wealth Preservation Strategy. The Fund continues to seek to achieve a high total return, without, in the opinion of the Advisor, undue risk to principal. However, the Fund pursues its objectives through modified investment strategies to maximize after-tax returns. The Fund's targeted asset allocation is 70% tax-exempt debt securities and 30% equity securities.

Investment Results for Alliance Conservative Investors Fund
During the six- and 12-month periods ended August 31, 2003, Class A shares of Alliance Conservative Investors Fund returned 5.59% and 5.17%, respectively. The corresponding returns for the composite benchmark, 70% of the LB Aggregate Bond Index and 30% of the S&P 500 Stock Index, were 6.00% and 6.67%, respectively.


   INVESTMENT RESULTS*
   Periods Ended August 31, 2003
                                               =================================
                                                            Returns
                                               =================================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   Alliance
   Conservative
   Investors
   Fund
     Class A                                           5.59%             5.17%
--------------------------------------------------------------------------------
     Class B                                           5.17%             4.46%
--------------------------------------------------------------------------------
     Class C                                           5.16%             4.46%
--------------------------------------------------------------------------------
   Lehman
   Brothers
   Aggregate
   Bond Index                                         -0.36%             4.36%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                        20.87%            12.06%
--------------------------------------------------------------------------------
   70/30 Composite:
   70% LB
   Aggregate Bond
   Index / 30%
   S&P 500                                             6.00%             6.67%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2 o Alliance Growth and Conservative Investors Funds

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of August 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.55% for Class A, 2.25% for Class B and 2.25% for Class C shares. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

   The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the
   LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% composite is a blend of both the LB Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

   Additional investment results appear on page 9.


The Fund's modest underperformance reflects lower than benchmark allocation in corporate bonds during a period of contracting risk premiums and overweighting of the health care sector. Stock market returns during this period evidenced dramatically reduced risk aversion among investors, leading to strong performance of lower quality cyclical growth stocks that were not held by the Fund.

Market Review and Investment Strategy
Market expectations of dramatic U.S. Federal Reserve easing in June were dashed by a more modest .25% decline in official rates to 1%. Meanwhile, accommodative interest rates had moved to historical lows prior to the announcement, resulting in a 100 basis point increase in long rates from mid-June to early July. Signs of a stabilizing and improving economy allowed 10-year Treasury rates to plateau at 4.6% after mortgage investors re-hedged duration positions. The outlook for corporate profitability improved as better-than-expected earnings reports and better guidance for future business prospects became more widespread.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 3

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
8/31/93 TO 8/31/03

Alliance Growth Investors Fund Class A: $17,106
S&P 500 Stock Index: $26,120
70% S&P 500 Index/30% LB Aggregate Bond Index: $24,007

                                [GRAPH OMITTED]

                     [DATA BELOW REPRESENTS MOUNTAIN CHART]

                                                             70% S&P 500 Index/
                        Alliance Growth     S&P 500 Stock    30% LB Aggregate
                        Investors Fund          Index          Bond Index
--------------------------------------------------------------------------------
          8/31/93        $ 9,575              $10,000             $10,000
          8/31/94        $ 9,574              $10,546             $10,337
          8/31/95        $10,961              $12,805             $12,252
          8/31/96        $11,980              $15,202             $14,065
          8/31/97        $14,535              $21,377             $18,730
          8/31/98        $15,326              $23,113             $20,343
          8/31/99        $19,513              $32,314             $26,817
          8/31/00        $21,837              $37,583             $30,822
          8/31/01        $18,064              $28,422             $24,967
          8/31/02        $15,945              $23,310             $21,800
          8/31/03        $17,106              $26,120             $24,007


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 8/31/93 to 8/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is comprised of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. The composite shown above represents a 70%/30% weighting (70% S&P 500 Stock Index and 30% LB Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.


--------------------------------------------------------------------------------
4 o Alliance Growth Investors Fund

PORTFOLIO SUMMARY
August 31, 2003

ALLIANCE GROWTH INVESTORS FUND

INCEPTION DATES
Class A Shares
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93


PORTFOLIO STATISTICS
Net Assets ($mil): $84.0


                               [PIE CHART OMITTED]

SECURITY TYPE
Equities
   77.6% Common Stock
    0.2% Preferred Stock
Fixed Income
   10.2% U.S. Treasury Securities
    6.3% Corporate Debt
    3.4% Government Agencies
    0.1% Yankee Bonds

    2.2% Short-Term


All data as of August 31, 2003. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                              Alliance Growth Investors Fund o 5

INVESTMENT RESULTS


ALLIANCE GROWTH INVESTORS FUND

AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year             7.29%                     2.73%
                    5 Years             2.22%                     1.34%
                   10 Years             5.97%                     5.52%
Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year             6.56%                     2.56%
                    5 Years             1.46%                     1.46%
                   10 Years(a)          5.38%                     5.38%
Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year             6.55%                     5.55%
                    5 Years             1.48%                     1.48%
                   10 Years             5.23%                     5.23%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                            Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year  10.51%           10.61%            13.70%
                    5 Years   1.02%            1.13%             1.17%
                   10 Years   5.45%            5.31%(a)          5.17%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


(a) Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
6 o Alliance Growth Investors Fund

PERFORMANCE UPDATE


ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
8/31/93 TO 8/31/03

Alliance Conservative Investors Fund Class A: $16,277
LB Aggregate Bond Index: $19,074
70% LB Aggregate Bond Index/30% S&P 500 Index: $21,188

                               [GRAPH OMITTED]

                     [DATA BELOW REPRESENTS MOUNTAIN CHART]

                                                               30% LB Aggregate
                                                                 Bond Index/
                     Alliance Conservative  LB Aggregate        70% S&P 500
                        Investors Fund       Bond Index          Bond Index
--------------------------------------------------------------------------------
               8/31/93     $ 9,572            $10,000             $10,000
               8/31/94     $ 9,233            $ 9,849             $10,058
               8/31/95     $10,160            $10,962             $11,515
               8/31/96     $10,755            $11,412             $12,549
               8/31/97     $12,418            $12,554             $15,201
               8/31/98     $13,414            $13,880             $16,650
               8/31/99     $14,880            $13,991             $19,488
               8/31/00     $15,962            $15,048             $21,808
               8/31/01     $15,538            $16,907             $20,361
               8/31/02     $15,471            $18,278             $19,788
               8/31/03     $16,277            $19,074             $21,188


This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 8/31/93 to 8/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is comprised of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The composite shown above represents a 70%/30% weighting (70% LB Aggregate Bond Index and 30% S&P 500 Stock Index).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.


--------------------------------------------------------------------------------
                                        Alliance Conservative Investors Fund o 7

PORTFOLIO SUMMARY
August 31, 2003


ALLIANCE CONSERVATIVE INVESTORS FUND

INCEPTION DATES
Class A Shares
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93


PORTFOLIO STATISTICS
Net Assets ($mil): $94.1


                                [PIE CHART OMITTED]

SECURITY TYPE
Equities
   39.0% Common Stock
    0.5% Preferred Stock
Fixed Income
   31.4% U.S. Treasury Securities
   10.9% Corporate Debt
    9.8% Government Agencies
    0.2% Yankee Bonds

    8.2% Short-Term


All data as of August 31, 2003. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
8 o Alliance Conservative Investors Fund

INVESTMENT RESULTS


ALLIANCE CONSERVATIVE INVESTORS FUND

AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003


Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year            5.17%                     0.67%
                    5 Years            3.94%                     3.03%
                   10 Years            5.45%                     4.99%
Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year            4.46%                     0.46%
                    5 Years            3.21%                     3.21%
                   10 Years(a)         4.85%                     4.85%
Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year            4.46%                     3.46%
                    5 Years            3.23%                     3.23%
                   10 Years            4.72%                     4.72%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                            Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year   3.19%            2.96%             5.95%
                    5 Years   2.64%            2.81%             2.82%
                   10 Years   4.98%            4.85%(a)          4.73%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a) Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                        Alliance Conservative Investors Fund o 9

TEN LARGEST HOLDINGS
August 31, 2003


                                                               Percent of
Company                                  U.S. $ Value          Net Assets
-----------------------------------------------------------------------------
U.S. Treasury Notes                      $  8,696,016             10.4%
-----------------------------------------------------------------------------
Federal National Mortgage Association
  (common & bonds)                          3,739,681              4.5
-----------------------------------------------------------------------------
Citigroup, Inc. (common & bond)             2,356,783              2.8
-----------------------------------------------------------------------------
Pfizer, Inc.                                2,211,088              2.6
-----------------------------------------------------------------------------
Microsoft Corp.                             2,158,728              2.6
-----------------------------------------------------------------------------
Exxon Mobil Corp.                           2,065,960              2.5
-----------------------------------------------------------------------------
General Electric Co.                        1,626,350              1.9
-----------------------------------------------------------------------------
American International Group, Inc.
   (common & bond)                          1,547,675              1.8
-----------------------------------------------------------------------------
Johnson & Johnson                           1,462,610              1.7
-----------------------------------------------------------------------------
Procter & Gamble Co.                        1,431,556              1.7
-----------------------------------------------------------------------------
                                         $ 27,296,447             32.5%


--------------------------------------------------------------------------------
10 o Alliance Growth Investors Fund

TEN LARGEST HOLDINGS
August 31, 2003


                                                               Percent of
Company                                  U.S. $ Value          Net Assets
-------------------------------------------------------------------------
U.S. Treasury Notes                      $ 29,042,063             30.8%
-------------------------------------------------------------------------
Federal National Mortgage Association
  (common & bonds)                         10,171,744             10.8
-------------------------------------------------------------------------
U.S. Treasury Bond, 5.375%, 02/15/31        1,887,259              2.0
-------------------------------------------------------------------------
Citigroup, Inc. (common & bond)             1,519,507              1.6
-------------------------------------------------------------------------
Pfizer, Inc.                                1,299,725              1.4
-------------------------------------------------------------------------
Microsoft Corp.                             1,251,744              1.3
-------------------------------------------------------------------------
Exxon Mobil Corp.                           1,198,860              1.3
-------------------------------------------------------------------------
General Electric Co.                          996,509              1.1
-------------------------------------------------------------------------
American International Group, Inc.
  (common & bond)                             989,344              1.0
-------------------------------------------------------------------------
Wal-Mart Stores, Inc. (common & bond)         923,767              1.0
-------------------------------------------------------------------------
                                         $ 49,280,522             52.3%


--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 11

GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
August 31, 2003


Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-79.3%

Technology-17.3%
Communications Equipment-2.0%
Cisco Systems, Inc.(a) .........................      58,300    $  1,116,445
Juniper Networks, Inc.(a) ......................      32,700         563,094
                                                                ------------
                                                                   1,679,539
                                                                ------------
Computer Hardware-1.0%
International Business Machines Corp. ..........      10,600         869,306
                                                                ------------
Computer Hardware/Storage-1.5%
Dell, Inc.(a) ..................................      37,000       1,207,310
                                                                ------------
Computer Services-1.7%
Affiliated Computer Services, Inc. Cl.A(a) .....       9,800         486,178
First Data Corp. ...............................      19,000         729,600
Fiserv, Inc.(a) ................................       5,700         221,445
                                                                ------------
                                                                   1,437,223
                                                                ------------
Computer Software-5.8%
Electronic Arts, Inc.(a) .......................       5,600         502,600
Intuit, Inc.(a) ................................       6,000         271,920
Microsoft Corp. ................................      81,400       2,158,728
Oracle Corp.(a) ................................      28,600         365,508
Symantec Corp.(a) ..............................      11,000         631,730
VERITAS Software Corp.(a) ......................      27,700         955,096
                                                                ------------
                                                                   4,885,582
                                                                ------------
Internet Infrastructure-0.7%
eBay, Inc.(a) ..................................      10,200         566,406
                                                                ------------
Semi-Conductor Capital Equipment-0.4%
Applied Materials, Inc.(a) .....................      16,300         352,080
                                                                ------------
Semi-Conductor Components-4.2%
Altera Corp.(a) ................................      26,300         590,172
Intel Corp. ....................................      46,500       1,330,830
Linear Technology Corp. ........................       9,000         370,980
Marvell Technology Group, Ltd. (Bermuda)(a)  ...       6,300         265,671
Maxim Integrated Products, Inc. ................       9,900         444,609
Microchip Technology, Inc. .....................       7,000         196,070
Texas Instruments, Inc. ........................      13,800         329,130
                                                                ------------
                                                                   3,527,462
                                                                ------------
                                                                  14,524,908
                                                                ------------
Health Care-15.2%
Biotechnology-2.0%
Amgen, Inc.(a) .................................      19,100       1,258,690
Cephalon, Inc.(a) ..............................       3,000         133,050
Gilead Sciences, Inc.(a) .......................       3,500         233,450
                                                                ------------
                                                                   1,625,190
                                                                ------------


--------------------------------------------------------------------------------
12 o Alliance Growth Investors Fund

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

Drugs-5.4%
Allergan, Inc. .................................       6,000    $    476,760
Forest Laboratories, Inc.(a) ...................      11,800         554,600
Merck & Co., Inc. ..............................      13,900         699,448
Pfizer, Inc. ...................................      73,900       2,211,088
Wyeth ..........................................      13,900         595,615
                                                                ------------
                                                                   4,537,511
                                                                ------------
Medical Products-5.2%
Abbott Laboratories ............................       2,900         116,870
Alcon, Inc. (Switzerland) ......................       2,600         135,850
Boston Scientific Corp.(a) .....................      15,700         943,570
Johnson & Johnson ..............................      29,500       1,462,610
Medtronic, Inc. ................................      18,100         897,398
St. Jude Medical, Inc.(a) ......................       9,500         494,665
Stryker Corp. ..................................       2,200         166,760
Zimmer Holdings, Inc.(a) .......................       3,000         155,220
                                                                ------------
                                                                   4,372,943
                                                                ------------
Medical Services-2.6%
Express Scripts, Inc.(a) .......................       2,900         187,949
Health Management Associates, Inc. Cl.A ........      26,400         588,192
Medco Health Solutions, Inc.(a) ................       1,676          44,749
UnitedHealth Group, Inc. .......................      13,400         662,362
WellPoint Health Networks, Inc.(a) .............       9,300         725,400
                                                                ------------
                                                                   2,208,652
                                                                ------------
                                                                  12,744,296
                                                                ------------
Finance-12.8%
Banking - Money Centers-0.6%
J.P. Morgan Chase & Co. ........................      13,500         461,970
Royal Bank of Scotland Group PLC pfd.
   (United Kingdom)(a) .........................       1,425          32,661
                                                                ------------
                                                                     494,631
                                                                ------------
Banking - Regional-2.0%
Bank of America Corp. ..........................      13,900       1,101,575
Bank One Corp. .................................       8,700         343,389
Wells Fargo & Co. ..............................       4,600         230,644
                                                                ------------
                                                                   1,675,608
                                                                ------------
Brokerage & Money Management-3.6%
Goldman Sachs Group, Inc. ......................       9,500         840,655
Merrill Lynch & Co., Inc. ......................      19,700       1,059,466
Morgan Stanley .................................      22,800       1,112,412
                                                                ------------
                                                                   3,012,533
                                                                ------------
Insurance-2.1%
ACE, Ltd. (Bermuda) ............................       3,700         119,140
ACE, Ltd. pfd. (Bermuda) .......................       5,000         126,750
American International Group, Inc. .............      25,200       1,501,164
                                                                ------------
                                                                   1,747,054
                                                                ------------


--------------------------------------------------------------------------------
                                             Alliance Growth Investors Fund o 13

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

Mortgage Banking-1.0%
Fannie Mae .....................................      13,400    $    868,186
                                                                ------------
Miscellaneous-3.5%
Citigroup, Inc. ................................      52,100       2,258,535
MBNA Corp. .....................................      29,600         690,864
                                                                ------------
                                                                   2,949,399
                                                                ------------
                                                                  10,747,411
                                                                ------------
Consumer Services-10.1%
Airlines-0.2%
Southwest Airlines Co. .........................       9,800         167,482
                                                                ------------
Broadcasting & Cable-2.9%
Comcast Corp. Cl.A Special(a) ..................      29,000         822,440
Cox Communications, Inc. Cl.A(a) ...............      10,900         356,648
Echostar Communications Corp. Cl.A(a) ..........      10,600         391,140
Viacom, Inc. Cl.B ..............................      19,900         895,500
                                                                ------------
                                                                   2,465,728
                                                                ------------
Entertainment & Leisure-1.3%
Harley-Davidson, Inc. ..........................      14,600         727,372
The Walt Disney Co. ............................      17,500         358,750
                                                                ------------
                                                                   1,086,122
                                                                ------------
Printing & Publishing-0.3%
Gannett Co., Inc. ..............................       3,300         258,786
                                                                ------------
Retail-General Merchandise-5.0%
Bed Bath & Beyond, Inc.(a) .....................      19,500         839,085
Best Buy Co., Inc.(a) ..........................       5,500         286,055
Home Depot, Inc. ...............................      15,700         504,912
Kohl's Corp.(a) ................................       5,000         316,250
Lowe's Companies, Inc. .........................      13,900         762,554
Staples, Inc.(a) ...............................       8,300         204,429
Tiffany & Co. ..................................       6,400         249,088
Wal-Mart Stores, Inc. ..........................      17,300       1,023,641
                                                                ------------
                                                                   4,186,014
                                                                ------------
Miscellaneous-0.4%
Cendant Corp.(a) ...............................      18,400         330,832
                                                                ------------
                                                                   8,494,964
                                                                ------------
Consumer Staples-8.1%
Beverages-2.7%
Anheuser-Busch Companies, Inc. .................      17,900         922,566
PepsiCo, Inc. ..................................      14,900         663,646
The Coca-Cola Co. ..............................      15,100         657,152
                                                                ------------
                                                                   2,243,364
                                                                ------------
Cosmetics-1.0%
Avon Products, Inc. ............................      13,500         865,350
                                                                ------------


--------------------------------------------------------------------------------
14 o Alliance Growth Investors Fund

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

Food-0.4%
General Mills, Inc. ............................       3,300    $    152,988
Sara Lee Corp. .................................       8,000         151,840
                                                                ------------
                                                                     304,828
                                                                ------------
Household Products-2.8%
Colgate-Palmolive Co. ..........................      16,800         928,704
Procter & Gamble Co. ...........................      16,400       1,431,556
                                                                ------------
                                                                   2,360,260
                                                                ------------
Retail-Food & Drugs-0.5%
Walgreen Co. ...................................      13,300         433,181
                                                                ------------
Tobacco-0.7%
Altria Group, Inc. .............................      14,700         605,934
                                                                ------------
                                                                   6,812,917
                                                                ------------
Energy-4.9%
Domestic Producers-0.7%
Apache Corp. ...................................       2,400         165,552
Devon Energy Corp. .............................       2,600         134,550
Kerr-McGee Corp. ...............................       7,200         316,440
                                                                ------------
                                                                     616,542
                                                                ------------
International-3.3%
ChevronTexaco Corp. ............................      10,000         728,700
Exxon Mobil Corp. ..............................      54,800       2,065,960
                                                                ------------
                                                                   2,794,660
                                                                ------------
Oil Service-0.9%
Baker Hughes, Inc. .............................      11,600         388,136
Noble Corp.(a) .................................       9,100         329,238
                                                                ------------
                                                                     717,374
                                                                ------------
                                                                   4,128,576
                                                                ------------
Capital Goods-2.6%
Miscellaneous-2.6%
General Electric Co. ...........................      55,000       1,626,350
United Technologies Corp. ......................       7,400         593,850
                                                                ------------
                                                                   2,220,200
                                                                ------------
Basic Industry-2.2%
Chemicals-0.7%
E.I. du Pont de Nemours & Co. ..................      13,700         612,938
                                                                ------------
Mining & Metals-0.5%
Alcoa, Inc. ....................................      15,200         434,112
                                                                ------------
Paper & Forest Products-1.0%
International Paper Co. ........................       9,900         401,445
Weyerhaeuser Co. ...............................       7,000         416,500
                                                                ------------
                                                                     817,945
                                                                ------------
                                                                   1,864,995
                                                                ------------

--------------------------------------------------------------------------------
                                             Alliance Growth Investors Fund o 15

                                                   Shares or
                                                   Principal
                                                     Amount
Company                                               (000)      U.S. $ Value
----------------------------------------------------------------------------

Utilities-2.0%
Telephone Utility-2.0%
AT&T Corp. .....................................      11,500    $    256,450
BellSouth Corp. ................................      12,900         325,080
SBC Communications, Inc. .......................      24,700         555,503
Verizon Communications, Inc. ...................      16,300         575,716
                                                                ------------
                                                                   1,712,749
                                                                ------------
Consumer Manufacturing-1.6%
Auto & Related-0.3%
General Motors Corp. ...........................       5,400         221,940
                                                                ------------
Building & Related-1.3%
American Standard Companies, Inc.(a) ...........       7,200         577,368
Centex Corp. ...................................       3,500         263,970
Lennar Corp. Cl.A ..............................       4,100         275,725
                                                                ------------
                                                                   1,117,063
                                                                ------------
                                                                   1,339,003
                                                                ------------
Multi-Industry-0.9%
3M Co. .........................................       1,300         185,211
Danaher Corp. ..................................       7,600         587,100
                                                                ------------
                                                                     772,311
                                                                ------------
Aerospace & Defense-0.9%
Aerospace-0.9%
Boeing Co. .....................................       9,100         340,249
Lockheed Martin Corp. ..........................       7,600         389,348
                                                                ------------
                                                                     729,597
                                                                ------------
Transportation-0.7%
Railroad-0.7%
Burlington Northern Santa Fe Corp. .............      12,300         348,705
Union Pacific Corp. ............................       3,200         195,008
                                                                ------------
                                                                     543,713
                                                                ------------
Automotive-0.0%
Ford Motor Co. Capital Trust II pfd. ...........         381          17,107
                                                                ------------
Total Common & Preferred Stocks
   (cost $60,803,345) ..........................                  66,652,747
                                                                ------------
DEBT OBLIGATIONS-20.4%
U.S. Government & Agency
Obligations-13.9%
Federal National Mortgage Association
   3.25%, 8/15/08 ..............................   $     670         652,849
   4.375%, 3/15/13 .............................         750         718,537
   5.00%, TBA ..................................       1,550       1,500,109
U.S. Treasury Bond
   5.375%, 2/15/31 .............................          73          74,591


--------------------------------------------------------------------------------
16 o Alliance Growth Investors Fund

                                                 Principal
                                                    Amount
Company                                              (000)     U.S. $ Value
----------------------------------------------------------------------------

U.S. Treasury Notes
   2.00%, 5/15/06 ..............................    $    960    $    952,839
   3.875%, 2/15/13 .............................           6           5,750
   4.00%, 11/15/12 .............................       1,907       1,849,641
   4.25%, 8/15/13 ..............................       1,400       1,377,688
   4.75%, 11/15/08 .............................       2,200       2,328,564
   6.50%, 8/15/05 ..............................       2,005       2,181,534
                                                                ------------
Total U.S. Government & Agency Obligations
   (cost $11,376,415) ..........................                  11,642,102
                                                                ------------
Corporate Debt Obligations-6.4%
Aerospace/Defense-0.1%
Bombardier, Inc. (Canada)
   6.75%, 5/01/12(b) ...........................         100         103,500
                                                                ------------
Automotive-0.3%
Ford Motor Co.
   7.45%, 7/16/31 ..............................          20          17,817
General Motors Acceptance Corp.
   8.00%, 11/01/31 .............................          17          16,400
General Motors Corp.
   7.125%, 7/15/13 .............................          43          43,569
   8.375%, 7/15/33 .............................         140         138,752
Lear Corp.
   8.11%, 5/15/09 ..............................          50          56,125
                                                                ------------
                                                                     272,663
                                                                ------------
Banking-1.1%
Bank of America Corp.
   7.40%, 1/15/11 ..............................         150         173,329
Bank One Corp.
   4.90%, 4/30/15 ..............................          40          38,288
Capital One Bank
   6.50%, 6/13/13 ..............................          50          48,507
Citigroup, Inc.
   5.625%, 8/27/12 .............................          95          98,248
Commonwealth Bank of Australia (Australia)
   4.65%, 6/15/18(b) ...........................          19          17,672
ING Bank NV
   5.125%, 5/01/15(b) ..........................         100          97,450
J.P. Morgan Chase & Co.
   5.25%, 5/01/15 ..............................         100          97,286
   6.625%, 3/15/12 .............................          50          54,732
Scotland International Finance II BV
  (Netherlands) 4.25%, 5/23/13(b) ..............          50          46,430
Sovereign Bank
   5.125%, 3/15/13 .............................          20          19,300
UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/13 ..............................         100          99,158


--------------------------------------------------------------------------------
                                             Alliance Growth Investors Fund o 17

                                                 Principal
                                                    Amount
Company                                              (000)     U.S. $ Value
---------------------------------------------------------------------------

Washington Mutual Bank
   5.50%, 1/15/13 ..............................     $    50    $     50,328
Wells Fargo & Co.
   5.00%, 11/15/14 .............................          50          48,653
                                                                ------------
                                                                     889,381
                                                                ------------
Broadcasting/Media-0.6%
AOL Time Warner, Inc.
   7.70%, 5/01/32 ..............................          46          50,644
British Sky Broadcasting Group PLC
   (United Kingdom)
   8.20%, 7/15/09 ..............................         100         114,625
Clear Channel Communications, Inc.
   5.75%, 1/15/13 ..............................          75          76,111
   7.65%, 9/15/10 ..............................          75          85,684
Time Warner, Inc.
   7.25%, 10/15/17 .............................          95         103,124
Westinghouse Electric Corp.
   7.875%, 9/01/23 .............................          50          58,978
                                                                ------------
                                                                     489,166
                                                                ------------
Building/Real Estate-0.1%
EOP Operating LP
   5.875%, 1/15/13 .............................          75          76,174
TriNet Corporate Realty Trust, Inc.
   7.70%, 7/15/17 ..............................          32          31,680
                                                                ------------
                                                                     107,854
                                                                ------------
Cable-0.1%
Cox Communications, Inc.
   4.625%, 6/01/13 .............................          40          37,255
Rogers Cable, Inc. (Canada)
   6.25%, 6/15/13 ..............................          60          56,625
                                                                ------------
                                                                      93,880
                                                                ------------
Communications-0.2%
AT&T Broadband Corp.
   8.375%, 3/15/13 .............................          79          94,026
AT&T Corp.
   7.80%, 11/15/11 .............................          25          28,041
Sprint Capital Corp.
   8.375%, 3/15/12 .............................          35          39,824
                                                                ------------
                                                                     161,891
                                                                ------------
Communications - Mobile-0.2%
Verizon Global Funding Corp.
   7.375%, 9/01/12 .............................         140         159,555
                                                                ------------
Consumer Manufacturing-0.1%
S.C. Johnson & Son, Inc.
   5.75%, 2/15/33(b) ...........................          50          46,810
                                                                ------------


--------------------------------------------------------------------------------
18 o Alliance Growth Investors Fund

                                                 Principal
                                                    Amount
Company                                              (000)     U.S. $ Value
---------------------------------------------------------------------------

Electronics-0.2%
Jabil Circuit, Inc.
   5.875%, 7/15/10 .............................    $    150    $    148,600
                                                                ------------
Energy-0.3%
Alabama Power Co.
   5.875%, 12/01/22 ............................         100          99,080
CenterPoint Energy Houston Electric LLC
   5.60%, 7/01/23(b) ...........................          18          16,476
Conoco, Inc.
   6.95%, 4/15/29 ..............................          15          16,505
ConocoPhillips
   4.75%, 10/15/12 .............................          25          24,501
Dominion Resources, Inc.
   5.25%, 8/01/33 ..............................          50          47,351
Public Service Co. of Colorado
   4.875%, 3/01/13 .............................          65          62,565
                                                                ------------
                                                                     266,478
                                                                ------------
Financial-1.9%
American International Group, Inc.
   4.25%, 5/15/13(b) ...........................          50          46,511
CBA Capital Trust I pfd.
   5.805%, 6/30/15(b) ..........................          50          49,370
CIT Capital Trust I pfd.
   7.70%, 2/15/27 ..............................         800         817,752
CIT Group, Inc.
   6.875%, 11/01/09 ............................         100         109,523
   7.375%, 4/02/07 .............................          15          16,856
General Electric Capital Corp.
   5.00%, 6/15/07 ..............................          60          63,126
   6.875%, 11/15/10 ............................         100         112,627
Household Finance Corp.
   4.75%, 7/15/13 ..............................          16          15,037
   7.00%, 5/15/12 ..............................          69          76,740
   8.00%, 7/15/10 ..............................          48          56,284
MBNA Corp.
   5.00%, 6/15/15 ..............................          75          69,195
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ..............................          25          26,856
NiSource Finance Corp.
   7.625%, 11/15/05 ............................          47          51,669
The Goldman Sachs Group, Inc.
   5.25%, 4/01/13 ..............................          50          49,376
                                                                ------------
                                                                   1,560,922
                                                                ------------
Food/Beverage-0.2%
Bottling Group LLC
   4.625%, 11/15/12 ............................          50          48,682
Diageo Capital PLC
   3.375%, 3/20/08 .............................         100          97,976
                                                                ------------
                                                                     146,658
                                                                ------------

--------------------------------------------------------------------------------
                                             Alliance Growth Investors Fund o 19

                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
-------------------------------------------------------------------------------

Healthcare-0.2%
HCA, Inc.
   6.25%, 2/15/13 .............................    $     50      $     48,255
Humana, Inc.
   6.30%, 8/01/18 .............................          33            33,046
UnitedHealth Group, Inc.
   4.875%, 4/01/13 ............................          95            92,795
                                                                 ------------
                                                                      174,096
                                                                 ------------
Industrial-0.2%
Brascan Corp.
   7.375%, 3/01/33 ............................          49            51,298
Case New Holland, Inc.
   9.25%, 8/01/11(b) ..........................          50            52,938
Noark Pipeline Finance LLC
   7.15%, 6/01/18(b) ..........................          44            38,172
                                                                 ------------
                                                                      142,408
                                                                 ------------
Insurance-0.1%
Markel Corp.
   7.00%, 5/15/08 .............................          50            53,491
                                                                 ------------
Non-Air Transportation-0.1%
CSX Corp.
   6.30%, 3/15/12 .............................          95           101,416
                                                                 ------------
Public Utilities - Electric & Gas-0.1%
American Electric Power Co., Inc.
   5.375%, 3/15/10 ............................          50            50,528
FirstEnergy Corp.
   7.375%, 11/15/31 ...........................          21            19,923
                                                                 ------------
                                                                       70,451
                                                                 ------------
Public Utilities - Gas-0.0%
Southwestern Energy Co.
   7.625%, 5/01/27 ............................          50            45,885
                                                                 ------------
Retail-0.3%
Lowe's Companies, Inc.
   6.50%, 3/15/29 .............................          50            52,235
ProLogis
   5.50%, 3/01/13 .............................          50            49,981
Sears Roebuck Acceptance Corp.
   6.875%, 10/15/17 ...........................          20            21,402
Wal-Mart Stores, Inc.
   4.55%, 5/01/13 .............................         175           169,247
                                                                 ------------
                                                                      292,865
                                                                 ------------
Technology-0.0%
Electronic Data Systems Corp.
   6.00%, 8/01/13(b) ..........................          43            40,036
                                                                 ------------
Total Corporate Debt Obligations
   (cost $5,392,892) ..........................                     5,368,006
                                                                 ------------

--------------------------------------------------------------------------------
20 o Alliance Growth Investors Fund

                                                 Principal
                                                    Amount
Company                                              (000)         U.S. $ Value
-------------------------------------------------------------------------------

Yankee Bonds-0.1%
TPSA Finance BV (Netherlands)
   7.75%, 12/10/08(b)
   (cost $109,250) ................................   $     100    $    110,741
                                                                   ------------
Total Debt Obligations
   (cost $16,878,557) .............................                  17,120,849
                                                                   ------------
SHORT-TERM INVESTMENT-2.3%
Time Deposit-2.3%
State Street Euro Dollar
   0.50%, 9/02/03
   (cost $1,924,000) ...........................          1,924       1,924,000

Total Investments-102.0%
   (cost $79,605,902) ..........................                     85,697,596
Other assets less liabilities-(2.0%) ...........                     (1,683,577)
                                                                   ------------
Net Assets-100% ................................                   $ 84,014,019
                                                                   ------------


(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003, the aggregate market value of these securities amounted to $666,106 or 0.8% of net assets.

    Glossary of Terms:

    Pfd. -Preferred stock

    TBA -(To be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

    See notes to financial statements.


--------------------------------------------------------------------------------
                                            Alliance Growth Investors Fund  o 21

CONSERVATIVE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
August 31, 2003

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-41.3%

Technology-9.0%
Communications Equipment-1.0%
Cisco Systems, Inc.(a) ......................        34,100    $    653,015
Juniper Networks, Inc.(a) ...................        18,000         309,960
                                                               ------------
                                                                    962,975
                                                               ------------
Computer Hardware-0.5%
International Business Machines Corp. .......         5,500         451,055
                                                               ------------
Computer Hardware/Storage-0.8%
Dell, Inc.(a) ...............................        22,500         734,175
                                                               ------------
Computer Services-1.0%
Affiliated Computer Services, Inc. Cl.A(a)...         5,400         267,894
First Data Corp. ............................        14,600         560,640
Fiserv, Inc.(a) .............................         3,100         120,435
                                                               ------------
                                                                    948,969
                                                               ------------
Computer Software-3.0%
Electronic Arts, Inc.(a) ....................         3,000         269,250
Intuit, Inc.(a) .............................         3,300         149,556
Microsoft Corp. .............................        47,200       1,251,744
Oracle Corp.(a) .............................        14,500         185,310
Symantec Corp.(a) ...........................         6,500         373,295
VERITAS Software Corp.(a) ...................        16,300         562,024
                                                               ------------
                                                                  2,791,179
                                                               ------------
Internet Infrastructure-0.3%
eBay, Inc.(a) ...............................         6,000         333,180
                                                               ------------
Semi-Conductor Capital Equipment-0.3%
Applied Materials, Inc.(a) ..................        11,800         254,880
                                                               ------------
Semi-Conductor Components-2.1%
Altera Corp.(a) .............................        13,300         298,452
Intel Corp. .................................        27,200         778,464
Linear Technology Corp. .....................         5,300         218,466
Marvell Technology Group, Ltd. (Bermuda)(a)           3,400         143,378
Maxim Integrated Products, Inc. .............         5,600         251,496
Microchip Technology, Inc. ..................         3,800         106,438
Texas Instruments, Inc. .....................         7,000         166,950
                                                               ------------
                                                                  1,963,644
                                                               ------------
                                                                  8,440,057
                                                               ------------
Health Care-7.8%
Biotechnology-1.0%
Amgen, Inc.(a) .............................         11,900         784,210
Cephalon, Inc.(a) ..........................          1,800          79,830
Gilead Sciences, Inc.(a) ...................          1,900         126,730
                                                               ------------
                                                                    990,770
                                                               ------------


--------------------------------------------------------------------------------
22 o Alliance Conservative Investors Fund

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

Drugs-2.8%
Allergan, Inc. .............................          3,400    $    270,164
Forest Laboratories, Inc.(a) ...............          6,200         291,400
Merck & Co., Inc. ..........................          8,100         407,592
Pfizer, Inc. ...............................         43,440       1,299,725
Wyeth ......................................          8,000         342,800
                                                               ------------
                                                                  2,611,681
                                                               ------------
Medical Products-2.6%
Abbott Laboratories ........................          1,400          56,420
Alcon, Inc. (Switzerland) ..................          1,500          78,375
Boston Scientific Corp.(a) .................          8,400         504,840
Johnson & Johnson ..........................         18,100         897,398
Medtronic, Inc. ............................         10,500         520,590
St. Jude Medical, Inc.(a) ..................          5,100         265,557
Stryker Corp. ..............................          1,200          90,960
Zimmer Holdings, Inc.(a) ...................          1,700          87,958
                                                               ------------
                                                                  2,502,098
                                                               ------------
Medical Services-1.4%
Express Scripts, Inc.(a) ...................          1,700         110,177
Health Management Associates, Inc. Cl.A ....         16,600         369,848
Medco Health Solutions, Inc.(a) ............            976          26,059
UnitedHealth Group, Inc. ...................          7,200         355,896
WellPoint Health Networks, Inc.(a) .........          5,400         421,200
                                                               ------------
                                                                  1,283,180
                                                               ------------
                                                                  7,387,729
                                                               ------------
Finance-7.0%
Banking - Money Centers-0.4%
J.P. Morgan Chase & Co. ....................          7,800         266,916
Royal Bank of Scotland Group PLC pfd.
(United Kingdom)(a) ........................          3,150          72,198
                                                               ------------
                                                                    339,114
                                                               ------------
Banking - Regional-1.0%
Bank of America Corp. ......................          7,700         610,225
Bank One Corp. .............................          5,100         201,297
Wachovia Corp. pfd. ........................          1,815          49,062
Wells Fargo & Co. ..........................          2,700         135,378
                                                               ------------
                                                                    995,962
                                                               ------------
Brokerage & Money Management-1.9%
Goldman Sachs Group, Inc. ..................          5,600         495,544
Merrill Lynch & Co., Inc. ..................         11,600         623,848
Morgan Stanley .............................         13,400         653,786
                                                               ------------
                                                                  1,773,178
                                                               ------------
Insurance-1.3%
ACE, Ltd. (Bermuda) ........................          2,100          67,620
ACE, Ltd. pfd. (Bermuda) ...................         11,000         278,850
American International Group, Inc. .........         14,500         863,765
                                                               ------------
                                                                  1,210,235
                                                               ------------

--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 23

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

Mortgage Banking-0.5%
Fannie Mae .................................          7,900    $    511,841
                                                               ------------
Miscellaneous-1.9%
Citigroup, Inc. ............................         30,400       1,317,840
MBNA Corp. .................................         19,000         443,460
                                                               ------------
                                                                  1,761,300
                                                               ------------
                                                                  6,591,630
                                                               ------------
Consumer Services-5.1%
Airlines-0.1%
Southwest Airlines Co. .....................          5,200          88,868
                                                               ------------
Broadcasting & Cable-1.5%
Comcast Corp. Cl.A Special(a) ..............         16,900         479,284
Cox Communications, Inc. Cl.A(a) ...........          6,300         206,136
EchoStar Communications Corp. Cl.A(a) ......          6,200         228,780
Viacom, Inc. Cl.B ..........................         11,600         522,000
                                                               ------------
                                                                  1,436,200
                                                               ------------
Entertainment & Leisure-0.6%
Harley-Davidson, Inc. ......................          8,200         408,524
The Walt Disney Co. ........................          8,800         180,400
                                                               ------------
                                                                    588,924
                                                               ------------
Printing & Publishing-0.1%
Gannett Co., Inc. ..........................          1,900         148,998
                                                               ------------
Retail - General Merchandise-2.6%
Bed Bath & Beyond, Inc.(a) .................         11,200         481,936
Best Buy Co., Inc.(a) ......................          3,000         156,030
Home Depot, Inc. ...........................          9,100         292,656
Kohl's Corp.(a) ............................          2,900         183,425
Lowe's Companies, Inc. .....................          8,200         449,852
Staples, Inc.(a) ...........................          4,600         113,298
Tiffany & Co. ..............................          3,300         128,436
Wal-Mart Stores, Inc. ......................         10,300         609,451
                                                               ------------
                                                                  2,415,084
                                                               ------------
Miscellaneous-0.2%
Cendant Corp.(a) ...........................          9,400         169,012
                                                               ------------
                                                                  4,847,086
                                                               ------------
Consumer Staples-4.3%
Beverages-1.4%
Anheuser-Busch Companies, Inc. .............         10,500         541,170
PepsiCo, Inc. ..............................          9,400         418,676
The Coca-Cola Co. ..........................          8,700         378,624
                                                               ------------
                                                                  1,338,470
                                                               ------------
Cosmetics-0.6%
Avon Products, Inc. ........................          9,300         596,130
                                                               ------------


--------------------------------------------------------------------------------
24 o Alliance Conservative Investors Fund

Company                                              Shares     U.S. $ Value
----------------------------------------------------------------------------

Food-0.2%
General Mills, Inc. ........................          1,800    $     83,448
Sara Lee Corp. .............................          4,400          83,512
                                                               ------------
                                                                    166,960
                                                               ------------
Household Products-1.4%
Colgate-Palmolive Co. ......................          9,900         547,272
Procter & Gamble Co. .......................          9,400         820,526
                                                               ------------
                                                                  1,367,798
                                                               ------------
Retail - Food & Drugs-0.3%
Walgreen Co. ...............................          7,800         254,046
                                                               ------------
Tobacco-0.4%
Altria Group, Inc. .........................          8,600         354,492
                                                               ------------
                                                                  4,077,896
                                                               ------------
Energy-2.4%
Domestic Producers-0.3%
Apache Corp. ...............................          1,300          89,674
Devon Energy Corp. .........................          1,400          72,450
Kerr-McGee Corp. ...........................          4,000         175,800
                                                               ------------
                                                                    337,924
                                                               ------------
International-1.7%
ChevronTexaco Corp. ........................          5,000         364,350
Exxon Mobil Corp. ..........................         31,800       1,198,860
                                                               ------------
                                                                  1,563,210
                                                               ------------
Oil Service-0.4%
Baker Hughes, Inc. .........................          6,300         210,798
Noble Corp.(a) .............................          5,000         180,900
                                                               ------------
                                                                    391,698
                                                               ------------
                                                                  2,292,832
                                                               ------------
Capital Goods-1.4%
Miscellaneous-1.4%
General Electric Co. .......................         33,700         996,509
United Technologies Corp. ..................          4,300         345,075
                                                               ------------
                                                                  1,341,584
                                                               ------------
Utilities-1.1%
Telephone Utility-1.1%
AT&T Corp. .................................          6,400         142,720
BellSouth Corp. ............................          7,600         191,520
SBC Communications, Inc. ...................         14,400         323,856
Verizon Communications, Inc. ...............          9,500         335,540
                                                               ------------
                                                                    993,636
                                                               ------------
Basic Industry-1.1%
Chemicals-0.4%
E.I. du Pont de Nemours & Co. ..............          7,500         335,550
                                                               ------------
Mining & Metals-0.3%
Alcoa, Inc. ................................          8,300         237,048
                                                               ------------

--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 25

                                                 Shares or
                                                 Principal
                                                    Amount
Company                                              (000)      U.S. $ Value
----------------------------------------------------------------------------

Paper & Forest Products-0.4%
International Paper Co. ....................          5,100    $    206,805
Weyerhaeuser Co. ...........................          3,600         214,200
                                                               ------------
                                                                    421,005
                                                               ------------
                                                                    993,603
                                                               ------------
Consumer Manufacturing-0.8%
Auto & Related-0.2%
General Motors Corp. .......................          3,600         147,960
                                                               ------------
Building & Related-0.6%
American Standard Companies, Inc.(a) .......          3,900         312,741
Centex Corp. ...............................          2,000         150,840
Lennar Corp. Cl.A ..........................          2,300         154,675
                                                               ------------
                                                                    618,256
                                                               ------------
                                                                    766,216
                                                               ------------
Multi-Industry-0.5%
3M Co. .....................................            700          99,729
Danaher Corp. ..............................          4,400         339,900
                                                               ------------
                                                                    439,629
                                                               ------------
Aerospace & Defense-0.4%
Aerospace-0.4%
Boeing Co. .................................          4,600         171,994
Lockheed Martin Corp. ......................          4,000         204,920
                                                               ------------
                                                                    376,914
                                                               ------------
Transportation-0.3%
Railroad-0.3%
Burlington Northern Santa Fe Corp. .........          6,300         178,605
Union Pacific Corp. ........................          1,900         115,786
                                                               ------------
                                                                    294,391
                                                               ------------
Automotive-0.1%
Ford Motor Co. Capital Trust II pfd. .......          1,144          51,365
                                                               ------------
Total Common & Preferred Stocks
   (cost $35,248,813) ......................                     38,894,568
                                                               ------------
DEBT OBLIGATIONS-54.8%
U.S Government & Agency
   Obligations-43.1%
Federal National Mortgage Association
   3.25%, 8/15/08 ..........................   $      2,050       1,997,524
   4.375%, 3/15/13 .........................          3,250       3,113,663
   5.00%, TBA ..............................          4,700       4,548,716
U.S. Treasury Bond
   5.375%, 2/15/31 .........................          1,847       1,887,259


--------------------------------------------------------------------------------
26 o Alliance Conservative Investors Fund

                                                 Principal
                                                    Amount
Company                                              (000)      U.S. $ Value
----------------------------------------------------------------------------

U.S. Treasury Notes
   2.00%, 5/15/06 ..........................   $      3,080    $  3,057,023
   3.875%, 2/15/13 .........................          1,539       1,474,916
   4.00%, 11/15/12 .........................          6,418       6,224,960
   4.25%, 8/15/13 ..........................          4,600       4,526,690
   4.75%, 11/15/08 .........................          2,320       2,455,576
   6.50%, 8/15/05 ..........................          6,560       7,137,588
   6.875%, 5/15/06 .........................          3,725       4,165,310
                                                               ------------
Total U.S. Government & Agency Obligations
   (cost $40,032,813) ......................                     40,589,225
                                                               ------------
Corporate Debt Obligations-11.5%
Aerospace/Defense-0.3%
Bombardier, Inc. (Canada)
   6.75%, 5/01/12(b) .......................            250         258,750
                                                               ------------
Automotive-0.7%
Ford Motor Co.
   7.45%, 7/16/31 ..........................             60          53,452
General Motors Acceptance Corp.
   8.00%, 11/01/31 .........................             50          48,236
General Motors Corp.
   7.125%, 7/15/13 .........................            120         121,588
   8.375%, 7/15/33 .........................            445         441,032
                                                               ------------
                                                                    664,308
                                                               ------------
Banking-2.0%
Bank of America Corp.
   7.40%, 1/15/11 ..........................            250         288,881
Bank One Corp.
   4.90%, 4/30/15 ..........................            100          95,721
Capital One Bank
   6.50%, 6/13/13 ..........................            200         194,027
Citigroup, Inc.
   5.625%, 8/27/12 .........................            195         201,667
Commonwealth Bank of Australia (Australia)
   4.65%, 6/15/18(b) .......................             56          52,087
HSBC Capital Funding LP pfd.
   (United Kingdom)
   4.61%, 6/27/13 ..........................             50          46,250
ING Bank NV
   5.125%, 5/01/15(b) ......................            130         126,685
J.P. Morgan Chase & Co.
   5.25%, 5/01/15 ..........................            200         194,572
   6.625%, 3/15/12 .........................            100         109,464
Scotland International Finance II BV
   (Netherlands)
   4.25%, 5/23/13(b) .......................            100          92,860
Sovereign Bank
   5.125%, 3/15/13 .........................             35          33,774


--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 27

                                                 Principal
                                                    Amount
Company                                              (000)      U.S. $ Value
----------------------------------------------------------------------------

UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/13 ..........................   $        250    $    247,895
Washington Mutual Bank
   5.50%, 1/15/13 ..........................            100         100,656
Wells Fargo & Co.
   5.00%, 11/15/14 .........................             95          92,441
                                                               ------------
                                                                  1,876,980
                                                               ------------
Broadcasting/Media-1.0%
AOL Time Warner, Inc.
   7.70%, 5/01/32 ..........................            138         151,931
British Sky Broadcasting Group PLC
   (United Kingdom)
   8.20%, 7/15/09 ..........................            100         114,625
Clear Channel Communications, Inc.
   5.75%, 1/15/13 ..........................            150         152,222
   7.65%, 9/15/10 ..........................            150         171,369
Time Warner, Inc.
   7.25%, 10/15/17 .........................            195         211,676
Westinghouse Electric Corp.
   7.875%, 9/01/23 .........................            145         171,035
                                                               ------------
                                                                    972,858
                                                               ------------
Building/Real Estate-0.4%
EOP Operating LP
   5.875%, 1/15/13 .........................            150         152,348
ProLogis
   5.50%, 3/01/13 ..........................            150         149,942
TriNet Corporate Realty Trust, Inc.
   7.70%, 7/15/17 ..........................             62          61,380
                                                               ------------
                                                                    363,670
                                                               ------------
Cable-0.3%
Cox Communications, Inc.
   4.625%, 6/01/13 .........................             80          74,511
Rogers Cable, Inc. (Canada)
   6.25%, 6/15/13 ..........................            200         188,750
                                                               ------------
                                                                    263,261
                                                               ------------
Communications-0.4%
AT&T Broadband Corp.
   8.375%, 3/15/13 .........................             87         103,547
AT&T Corp.
   7.80%, 11/15/11 .........................            100         112,164
Sprint Capital Corp.
   8.375%, 3/15/12 .........................            115         130,852
                                                               ------------
                                                                    346,563
                                                               ------------
Communications - Mobile-0.3%
Verizon Global Funding Corp.
   7.375%, 9/01/12 .........................            260         296,316
                                                               ------------


--------------------------------------------------------------------------------
28 o Alliance Conservative Investors Fund

                                                  Principal
                                                     Amount
Company                                               (000)     U.S. $ Value
----------------------------------------------------------------------------

Consumer Manufacturing-0.1%
S.C. Johnson & Son, Inc.
   5.75%, 2/15/33(b) .......................   $        102    $     95,493
                                                               ------------
Electronics-0.4%
Jabil Circuit, Inc.
   5.875%, 7/15/10 .........................            350         346,734
                                                               ------------
Energy-0.6%
Alabama Power Co.
   5.875%, 12/01/22 ........................            200         198,160
CenterPoint Energy Houston Electric LLC
   5.60%, 7/01/23(b) .......................            100          91,535
Conoco, Inc.
   6.95%, 4/15/29 ..........................             25          27,509
ConocoPhillips
   4.75%, 10/15/12 .........................             50          49,002
Dominion Resources, Inc.
   5.25%, 8/01/33 ..........................            100          94,702
Public Service Co. of Colorado
   4.875%, 3/01/13 .........................            140         134,754
                                                               ------------
                                                                    595,662
                                                               ------------
Financial-2.1%
American International Group, Inc.
   4.25%, 5/15/13(b) .......................            135         125,579
CBA Capital Trust I pfd.
   5.805%, 6/30/15(b) ......................            200         197,482
CIT Capital Trust I pfd.
   7.70%, 2/15/27 ..........................            336         343,456
CIT Group, Inc.
   6.875%, 11/01/09 ........................            210         229,998
   7.375%, 4/02/07 .........................             30          33,712
General Electric Capital Corp.
   5.00%, 6/15/07 ..........................             30          31,563
   6.875%, 11/15/10 ........................            200         225,254
Household Finance Corp.
   6.75%, 5/15/11 ..........................            200         219,793
   7.00%, 5/15/12 ..........................             50          55,608
   8.00%, 7/15/10 ..........................             97         113,741
MBNA Corp.
   5.00%, 6/15/15 ..........................            200         184,521
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ..........................             83          89,161
NiSource Finance Corp.
   7.625%, 11/15/05 ........................             98         107,736
                                                               ------------
                                                                  1,957,604
                                                               ------------

--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 29

                                                 Principal
                                                    Amount
Company                                              (000)      U.S. $ Value
----------------------------------------------------------------------------

Food/Beverage-0.3%
Bottling Group LLC
   4.625%, 11/15/12 ........................   $        100    $     97,363
Diageo Capital PLC
   3.375%, 3/20/08 .........................            200         195,952
                                                               ------------
                                                                    293,315
                                                               ------------
Healthcare-0.6%
HCA, Inc.
   6.25%, 2/15/13 ..........................            100          96,510
   6.75%, 7/15/13 ..........................             50          49,873
Humana, Inc.
   6.30%, 8/01/18 ..........................            100         100,138
UnitedHealth Group, Inc.
   4.875%, 4/01/13 .........................            275         268,618
                                                               ------------
                                                                    515,139
                                                               ------------
Industrial-0.3%
Brascan Corp.
   7.375%, 3/01/33 .........................             80          83,752
Noark Pipeline Finance LLC
   7.15%, 6/01/18(b) .......................            175         152,688
                                                               ------------
                                                                    236,440
                                                               ------------
Insurance-0.2%
Mangrove Bay Pass-Through Trust pfd.
   6.102%, 7/15/33(b) ......................            100          95,000
Markel Corp.
   7.00%, 5/15/08 ..........................            100         106,981
                                                               ------------
                                                                    201,981
                                                               ------------
Non-Air Transportation-0.2%
CSX Corp.
   6.30%, 3/15/12 ..........................            195         208,170
                                                               ------------
Public Utilities - Electric & Gas-0.5%
American Electric Power Co., Inc.
   5.375%, 3/15/10 .........................            250         252,639
Dominion Resources Capital Trust III
   8.40%, 1/15/31 ..........................            140         164,743
FirstEnergy Corp.
   7.375%, 11/15/31 ........................             60          56,923
                                                               ------------
                                                                    474,305
                                                               ------------
Public Utilities - Gas-0.2%
Southwestern Energy Co.
   7.625%, 5/01/27 .........................            200         183,541
                                                               ------------
Retail-0.5%
Lowe's Companies, Inc.
   6.50%, 3/15/29 ..........................            150         156,706
Sears Roebuck Acceptance Corp.
   6.875%, 10/15/17 ........................             40          42,804


--------------------------------------------------------------------------------
30 o Alliance Conservative Investors Fund

                                                 Principal
                                                    Amount
Company                                              (000)        U.S. $ Value
------------------------------------------------------------------------------

Wal-Mart Stores, Inc.
   4.55%, 5/01/13 ..........................   $        325       $    314,316
                                                                  ------------
                                                                       513,826
                                                                  ------------
Technology-0.1%
Electronic Data Systems Corp.
   6.00%, 8/01/13(b) .......................            100             93,107
                                                                  ------------
Total Corporate Debt Obligations
   (cost $10,827,133) ......................                        10,758,023
                                                                  ------------
Yankee Bonds-0.2%
Falconbridge, Ltd.
   5.375%, 6/01/15 .........................             89             82,065
TPSA Finance BV (Netherlands)

   7.75%, 12/10/08(b) ......................            100            110,741
                                                                  ------------
Total Yankee Bonds
   (cost $198,165) .........................                           192,806
                                                                  ------------
Total Debt Obligations
   (cost $51,058,111) ......................                        51,540,054
                                                                  ------------
SHORT-TERM INVESTMENT-8.5%
Time Deposit-8.5%
State Street Euro Dollar
   0.50%, 9/02/03
   (cost $8,043,000) .......................          8,043          8,043,000
                                                                  ------------
Total Investments-104.6%
   (cost $94,349,924) ......................                        98,477,622
Other assets less liabilities-(4.6%) .......                        (4,330,526)
                                                                  ------------
Net Assets-100% ............................                      $ 94,147,096
                                                                  ------------


(a)Non-income producing security.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003, the aggregate market value of these securities amounted to $1,492,007 or 1.6% of net assets.

   Glossary of Terms:

   Pfd. -Preferred stock

   TBA -(To be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
   See notes to financial statements.


--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 31

STATEMENT OF ASSETS & LIABILITIES
August 31, 2003

                                              Growth        Conservative
                                          Investors Fund   Investors Fund
                                         ---------------   ---------------

Assets
Investments in securities, at value
  (cost $79,605,902 and $94,349,924
  respectively)......................... $    85,697,596   $    98,477,622
Cash....................................          77,561             9,707
Receivable for investments sold.........       2,876,649         9,129,027
Receivable for shares of beneficial
  interest sold.........................         354,713           348,738
Interest and dividends receivable.......         248,071           544,512
                                         ---------------   ---------------
Total assets............................      89,254,590       108,509,606
                                         ---------------   ---------------
Liabilities
Payable for investments purchased.......       4,356,952        13,622,401
Payable for shares of beneficial interest
  redeemed..............................         639,478           541,732
Advisory fee payable....................          53,086            12,562
Distribution fee payable................          43,999            57,873
Accrued expenses........................         147,056           127,942
                                         ---------------   ---------------
Total liabilities.......................       5,240,571        14,362,510
                                         ---------------   ---------------
Net Assets.............................. $    84,014,019   $    94,147,096
                                         ---------------   ---------------
Composition of Net Assets
Shares of beneficial interest, at par... $            84   $            90
Additional paid-in capital..............     113,776,643        97,750,516
Distributions in excess of net investment
  income................................        (109,678)         (316,955)
Accumulated net realized loss on
  investment and foreign currency
  transactions..........................     (35,746,089)       (7,408,626)
Net unrealized appreciation of investments
  and foreign currency denominated assets
  and liabilities.......................       6,093,059         4,122,071
                                         ---------------   ---------------
                                         $    84,014,019   $    94,147,096
                                         ---------------   ---------------


--------------------------------------------------------------------------------
32 o Alliance Growth and Conservative Investors Funds

STATEMENT OF ASSETS & LIABILITIES
August 31, 2003

                                              Growth         Conservative
                                          Investors Fund   Investors Fund
                                         ---------------   ---------------

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
  per share ($46,013,181 / 4,581,702
  and $36,857,262 / 3,584,160 shares
  of beneficial interest issued and
  outstanding, respectively)............     $10.04           $10.28
Sales charge--4.25% of public offering
  price.................................        .45              .46
                                             ------          -------
Maximum offering price..................     $10.49           $10.74
                                             ------          -------
Class B Shares
Net asset value and offering price
  per share ($32,081,262 / 3,183,910
  and $48,199,307 / 4,572,094 shares
  of beneficial interest issued and
  outstanding, respectively)............     $10.08           $10.54
                                             ------          -------
Class C Shares
Net asset value and offering price
  per share ($5,919,576 / 586,468
  and $9,090,527 / 861,325 shares
  of beneficial interest issued and
  outstanding, respectively)............     $10.09           $10.55
                                             ------          -------


See notes to financial statements.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 33

STATEMENT OF OPERATIONS

                                                Growth Investors Fund
                                         ---------------------------------

                                            May 1, 2003
                                                to           Year Ended
                                         August 31, 2003*  April 30, 2003
                                         ---------------   ---------------

Investment Income
Interest................................ $       280,091   $     1,169,033
Dividends (net of foreign taxes withheld
  of $0 and $5,617, respectively).......         303,879         1,013,670
                                         ---------------   ---------------
Total income............................         583,970         2,182,703
                                         ---------------   ---------------
Expenses
Advisory fee............................         212,358           677,258
Distribution fee--Class A...............          45,862           139,147
Distribution fee--Class B...............         109,878           367,614
Distribution fee--Class C...............          20,392            71,571
Transfer agency.........................         110,631           352,333
Custodian...............................          54,176           152,121
Audit and legal.........................          35,359            61,744
Printing................................          28,053            77,489
Registration............................          15,438            38,155
Trustees' fees..........................          13,871            29,140
Miscellaneous...........................           8,111             4,847
                                         ---------------   ---------------
Total expenses..........................         654,129         1,971,419
Less: expense offset arrangement
  (see Note B)..........................             (58)             (569)
                                         ---------------   ---------------
Net expenses............................         654,071         1,970,850
                                         ---------------   ---------------
Net investment income (loss)............         (70,101)          211,853
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions..............         241,542       (12,852,178)
   Foreign currency transactions........           1,140               146
Net change in unrealized
   appreciation/depreciation of:
   Investments..........................       5,160,755         3,761,290
   Foreign currency denominated assets
     and liabilities.....................          3,927             2,225
                                         ---------------   ---------------
Net gain (loss) on investment and foreign
  currency transactions.................       5,407,364        (9,088,517)
                                         ---------------   ---------------
Net Increase (Decrease) in Net Assets
  from Operations....................... $     5,337,263   $    (8,876,664)
                                         ---------------   ---------------


* The Fund changed its fiscal year end from April 30 to August 31. See notes to financial statements.


--------------------------------------------------------------------------------
34 o Alliance Growth and Conservative Investors Funds

                                             Conservative Investors Fund
                                         ---------------------------------
                                            May 1, 2003
                                                to           Year Ended
                                         August 31, 2003*  April 30, 2003
                                         ---------------   ---------------

Investment Income
Interest................................ $       820,618   $     2,701,528
Dividends (net of foreign taxes withheld
  of $0 and $1,676, respectively).......         177,178           408,074
                                         ---------------   ---------------
Total income............................         997,796         3,109,602
                                         ---------------   ---------------
Expenses
Advisory fee............................         239,530           621,442
Distribution fee--Class A...............          37,578            97,032
Distribution fee--Class B...............         164,296           430,079
Distribution fee--Class C...............          29,820            75,070
Transfer agency.........................          98,274           233,332
Custodian...............................          52,933           147,236
Audit and legal.........................          44,228            56,270
Printing................................          22,071            41,074
Registration............................          12,503            38,492
Trustees' fees..........................          10,020            27,990
Miscellaneous...........................          10,190             3,553
                                         ---------------   ---------------
Total expenses..........................         721,443         1,771,570
Less: expense offset arrangement
  (see Note B)..........................             (41)             (318)
Less: expenses waived and assumed by
  adviser (see Note B)..................         (90,491)         (257,621)
                                         ---------------   ---------------
Net expenses............................         630,911         1,513,631
                                         ---------------   ---------------
Net investment income...................         366,885         1,595,971
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions Net realized gain (loss) on:
   Investment transactions..............         685,225        (1,264,111)
   Foreign currency transactions........             179                24
Net change in unrealized
   appreciation/depreciation of:
   Investments..........................         970,526         2,265,953
   Foreign currency denominated assets
     and liabilities....................          (2,077)            3,757
                                         ---------------   ---------------
Net gain on investment and foreign
   currency transactions................       1,653,853         1,005,623
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations...................... $     2,020,738   $     2,601,594
                                         ---------------   ---------------


* The Fund changed its fiscal year end from April 30 to August 31. See notes to financial statements.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 35

STATEMENT OF CHANGES IN NET ASSETS

                                          Growth Investors Fund
                           -----------------------------------------------
                                                   Year            Year
                              May 1, 2003          Ended           Ended
                             to August 31,       April 30,       April 30,
                                 2003*              2003            2002
                            -------------     --------------  --------------
Increase (Decrease)
in Net Assets from
Operations
Net investment income
  (loss)..................  $     (70,101)  $      211,853    $      165,997
Net realized gain (loss) on
  investment and foreign
  currency transactions...        242,682      (12,852,032)      (21,200,139)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities..      5,164,682        3,763,515         4,337,516
                            -------------   --------------    --------------
Net increase (decrease)
  in net assets from
  operations..............      5,337,263       (8,876,664)      (16,696,626)
Dividends to
Shareholders from
Net investment income
   Class A................             -0-        (560,154)               -0-
   Class B................             -0-        (110,451)               -0-
   Class C................             -0-         (20,142)               -0-
Transactions in Shares
of Beneficial Interest
Net decrease..............     (2,858,121)     (20,117,524)      (11,111,270)
                            -------------   --------------    --------------
Total increase (decrease).      2,479,142      (29,684,935)      (27,807,896)
Net Assets
Beginning of period.......     81,534,877      111,219,812       139,027,708
                            -------------   --------------    --------------

End of period (including
   undistributed net
   investment income of
   $162,969 at April 30,
   2002)..................  $  84,014,019   $   81,534,877    $  111,219,812
                           --------------   --------------    --------------


* The Fund changed its fiscal year end from April 30 to August 31. See notes to financial statements.


--------------------------------------------------------------------------------
36 o Alliance Growth Investors Fund

                                       Conservative Investors Fund
                           -----------------------------------------------
                                                   Year            Year
                              May 1, 2003          Ended           Ended
                             to August 31,       April 30,       April 30,
                                 2003*              2003            2002
                            -------------     --------------  --------------
Increase (Decrease)
in Net Assets
from Operations
Net investment income.....  $     366,885   $    1,595,971   $    1,514,273
Net realized gain (loss) on
  investment and foreign
  currency transactions...        685,404       (1,264,087)      (5,399,301)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities..        968,449        2,269,710        1,347,794
                            -------------   --------------   --------------
Net increase (decrease)
  in net assets from
  operations..............      2,020,738        2,601,594       (2,537,234)
Dividends to
Shareholders from
Net investment income
   Class A................       (250,888)        (939,200)        (691,171)
   Class B................       (234,262)        (901,823)        (826,387)
   Class C................        (43,315)        (159,161)        (144,748)
Transactions in Shares
of Beneficial Interest
Net increase..............        967,990        9,778,085       13,140,017
                            -------------   --------------   --------------
Total increase............      2,460,263       10,379,495        8,940,477
Net Assets
Beginning of period.......     91,686,833       81,307,338       72,366,861
                            -------------   --------------   --------------
End of period.............  $  94,147,096   $   91,686,833   $   81,307,338
                           --------------   --------------   --------------


* The Fund changed its fiscal year end from April 30 to August 31. See notes to financial statements.


--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 37

NOTES TO FINANCIAL STATEMENTS
August 31, 2003


NOTE A
Significant Accounting Policies
Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The AllianceBernstein Portfolios (the "Trust"), formerly The Alliance Portfolios, are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Funds' Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Trustees of the Funds (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the


--------------------------------------------------------------------------------
38 o Alliance Growth and Conservative Investors Funds securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 39

3. Taxes
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Funds accrete discounts as adjustments to interest income. Additionally, the Funds amortize premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End
The Funds changed their fiscal year end from April 30 to August 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from May 1, 2003 to August 31, 2003.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of ..75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2003, the Adviser agreed to waive its fee and bear certain expenses to the extent necessary to limit total operating expenses on an annual


--------------------------------------------------------------------------------
40 o Alliance Growth and Conservative Investors Funds basis to 1.40%, 2.10% and 2.10% of the average daily net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. Effective May 1, 2003, the Adviser agreed to waive its fee and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.55%, 2.25% and 2.25% of the average daily net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the period ended August 31, 2003 and the year ended April 30, 2003, such reimbursement amounted $90,491 and $257,621, respectively, for the Conservative Investors Fund.

The Funds compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $76,069 and $248,874, respectively, for the Growth Investors Fund and $63,020 and $171,232, respectively, for the Conservative Investors Fund, for the period ended August 31, 2003 and the year ended April 30, 2003.

For the period ended August 31, 2003 and the year ended April 30, 2003, the Fund's expenses were reduced by $58 and $569, respectively, for the Growth Investors Fund and $41 and $318, respectively, for the Conservative Investors Fund under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of each Fund's shares. The Distributor has advised the Funds that it has retained front-end sales charges of $536 and $1,109 from the sale of Class A shares and received $353 and $2,500, $8,873 and $76,532, and $89 and $488 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the period ended August 31, 2003 and the year ended April 30, 2003 for the Growth Investors Fund. The Distributor also retained front-end sales charges of $1,364 and $2,727 from the sale of Class A shares and received $1,304 and $2,818, $29,469 and $126,119, and $487 and $497 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the period ended August 31, 2003 and the year ended April 30, 2003 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the period ended August 31, 2003 and the year ended April 30, 2003 amounted to $13,011 and $175,432, and $7,376 and $70,367, respectively, of which $0 and $9,846, and $120 and $2,795, respectively, were paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser, for the Growth Investors and Conservative Investors Funds.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 41

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $27,813 and $27,395 and $34,304 and $27,395, for the Growth Investors and Conservative Investors Funds, respectively, for the period ending August 31, 2003 and the year ended April 30, 2003.

NOTE C
Distribution Plans
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution service fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.


--------------------------------------------------------------------------------
42 o Alliance Growth and Conservative Investors Funds

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended August 31, 2003, were as follows:

                         Growth Investors           Conservative Investors
                  ---------------------------- ----------------------------
                      Purchases       Sales        Purchases       Sales
                  -------------- ------------- --------------  ------------
Investment
  securities
  (excluding
  U.S. government
  securities).....  $  8,084,861  $  7,465,207   $ 10,291,620  $  4,814,787

U.S. government
  securities......     8,733,231    11,754,291     28,412,625    28,554,380

At August 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

                                              Growth         Conservative
                                             Investors        Investors
                                         ---------------   ---------------
Cost...................................  $    80,032,002   $    95,048,937
                                         ---------------   ---------------
Gross unrealized appreciation..........  $     8,104,445   $     5,121,004
Gross unrealized depreciation..........       (2,438,851)       (1,692,319)
                                         ---------------   ---------------
Net unrealized appreciation............  $     5,665,594   $     3,428,685
                                         ---------------   ---------------
1. Forward Exchange Currency Contracts
The Growth Investors and Conservative Investors Funds may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts held are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value at least equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign cur-


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 43
rency relative to the U.S. dollar. The face or contract amount, in U.S.
dollars, reflects the total exposure the Funds have in that particular currency contract.

2. Financial Futures Contracts
The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E
Securities Lending
The Funds have entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Funds, administers the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral.The Funds also continue to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities.

The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agent will indemnify the Funds for any losses resulting from a borrower's failure to return a loaned security when due. As of August 31, 2003, the Funds had no securities on loan. Fee income earned for the period ended August 31, 2003 and the year ended April 30, 2003 amounted to $3,619 and $27,738 and $12,504 and $38,261 for the Growth Investors and Conservative Investors Funds, respectively. Such fee income earned is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
44 o Alliance Growth and Conservative Investors Funds

NOTE F
Shares of Beneficial Interest
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:


                                           Growth Investors Fund
                            ====================================================
                                                  Shares
                            ====================================================
                                  May 1, 2003     Year Ended    Year Ended
                                to August 31,      April 30,     April 30,
                                      2003(a)           2003          2002
                            ----------------------------------------------------
Class A
Shares sold                           160,300      1,324,208       921,202
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                -0-        57,622            -0-
--------------------------------------------------------------------------------
Shares converted from Class B         109,269        552,894       872,202
--------------------------------------------------------------------------------
Shares redeemed                      (336,304)    (2,394,738)   (1,218,152)
--------------------------------------------------------------------------------
Net increase (decrease)               (66,735)      (460,014)      575,252
--------------------------------------------------------------------------------

Class B
Shares sold                           154,049        497,469       696,339
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                -0-        10,263            -0-
--------------------------------------------------------------------------------
Shares converted to Class A          (109,269)      (552,894)     (866,836)
--------------------------------------------------------------------------------
Shares redeemed                      (218,264)    (1,384,584)   (1,249,979)
--------------------------------------------------------------------------------
Net decrease                         (173,484)    (1,429,746)   (1,420,476)
--------------------------------------------------------------------------------

Class C
Shares sold                            20,589        126,019       176,078
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                -0-         1,809            -0-
--------------------------------------------------------------------------------
Shares redeemed                       (68,123)      (376,168)     (353,169)
--------------------------------------------------------------------------------
Net decrease                          (47,534)      (248,340)     (177,091)
--------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from April 30 to August 31.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 45

                                              Growth Investors Fund
                                  ==============================================
                                                    Amount
                                  ==============================================
                                  May 1, 2003     Year Ended    Year Ended
                                to August 31,      April 30,     April 30,
                                      2003(a)           2003          2002
--------------------------------------------------------------------------------
Class A
Shares sold                      $   1,575,331  $  12,391,998  $   9,856,064
---------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                 -0-       531,274             -0-
---------------------------------------------------------------------------------
Shares converted from Class B        1,085,711      5,255,985      9,102,907
---------------------------------------------------------------------------------
Shares redeemed                     (3,324,326)   (22,457,128)    (13,038,45
---------------------------------------------------------------------------------
Net increase (decrease)          $    (663,284) $  (4,277,871)  $  5,920,516
---------------------------------------------------------------------------------

Class B
Shares  sold                     $   1,528,219  $   4,677,930   $  7,527,559
---------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                 -0-        95,448             -0-
---------------------------------------------------------------------------------
Shares converted to Class A         (1,085,711)    (5,255,985)    (9,102,907)
---------------------------------------------------------------------------------
Shares redeemed                     (2,163,679)   (13,043,989)   (13,568,861)
---------------------------------------------------------------------------------
Net decrease                     $  (1,721,171) $ (13,526,596)  $(15,144,209)
---------------------------------------------------------------------------------

Class C
Shares sold                      $     204,484  $   1,190,032   $  1,909,021
---------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                                 -0-        16,843             -0-
---------------------------------------------------------------------------------
Shares redeemed                       (678,150)    (3,519,932)    (3,796,598)
---------------------------------------------------------------------------------
Net decrease                     $    (473,666) $  (2,313,057)  $ (1,887,577)
---------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from April 30 to August 31.




                                        Conservative Investors Fund
                                  ==============================================
                                                    Shares
                                  ==============================================
                                  May 1, 2003     Year Ended    Year Ended
                                to August 31,      April 30,     April 30,
                                      2003(a)           2003          2002
                                 -----------------------------------------------
Class A
Shares sold                           315,656      1,418,573       996,089
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                            21,132         83,106        59,624
--------------------------------------------------------------------------------
Shares converted from Class B          25,954        198,895       442,113
--------------------------------------------------------------------------------
Shares redeemed                      (351,285)    (1,291,808)     (605,795)
--------------------------------------------------------------------------------
Net increase                           11,457        408,766       892,031
--------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from April 30 to August 31.


--------------------------------------------------------------------------------
46 o Alliance Growth and Conservative Investors Funds

                                        Conservative Investors Fund
                                  ==============================================
                                                    Shares
                                  ==============================================
                                  May 1, 2003     Year Ended    Year Ended
                                to August 31,      April 30,     April 30,
                                      2003(a)           2003          2002
--------------------------------------------------------------------------------
Class B
Shares sold                           481,328      2,051,370     1,626,204
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                            16,539         65,465        57,633
--------------------------------------------------------------------------------
Shares converted to Class A           (26,641)      (194,056)     (445,705)
--------------------------------------------------------------------------------
Shares redeemed                      (445,345)    (1,447,195)     (852,443)
--------------------------------------------------------------------------------
Net increase                           25,881        475,584       385,689
--------------------------------------------------------------------------------


Class C
Shares sold                           155,498        523,618       550,483
--------------------------------------------------------------------------------
Shares issued in reinvestment of
dividends                               3,439         13,261        12,095
Shares redeemed                      (106,362)      (451,306)     (574,886)
Net increase (decrease)                52,575         85,573       (12,308)
--------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from April 30 to August 31.




                                        Conservative Investors Fund
                                  ==============================================
                                                    Amount
                                  ==============================================
                                  May 1, 2003     Year Ended       Year Ended
                                to August 31,      April 30,        April 30,
                                      2003(a)           2003             2002
--------------------------------------------------------------------------------
Class A
Shares sold                     $   3,262,467  $  14,082,805    $  10,137,598
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                           222,099        824,486          602,069
--------------------------------------------------------------------------------
Shares converted from Class B         274,671      1,981,902        4,556,659
--------------------------------------------------------------------------------
Shares redeemed                    (3,631,635)   (12,816,557)      (6,231,679)
--------------------------------------------------------------------------------
Net increase                    $     127,602  $   4,072,636    $   9,064,647
--------------------------------------------------------------------------------

Class B
Shares sold                     $   5,108,013  $  20,847,702    $  17,225,061
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends                        178,444        666,371          596,267
--------------------------------------------------------------------------------
Shares converted to Class A          (274,671)    (1,981,902)      (4,556,659)
--------------------------------------------------------------------------------
Shares redeemed                    (4,738,601)   (14,703,069)      (9,059,800)
--------------------------------------------------------------------------------
Net increase                    $     273,185  $   4,829,102    $   4,204,869
--------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from April 30 to August 31.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 47

                                        Conservative Investors Fund
                                  ==============================================
                                                    Amount
                                  ==============================================
                                  May 1, 2003     Year Ended       Year Ended
                                to August 31,      April 30,        April 30,
                                      2003(a)           2003             2002
--------------------------------------------------------------------------------
Class C
Shares sold                     $   1,660,069  $   5,344,991   $   5,821,339
--------------------------------------------------------------------------------
Shares issued in reinvestment of
  dividends                            37,173        135,120         125,351
--------------------------------------------------------------------------------
Shares redeemed                    (1,130,039)    (4,603,764)     (6,076,189)
--------------------------------------------------------------------------------
Net increase (decrease)         $     567,203  $     876,347   $    (129,499)
--------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from April 30 to August 31.


NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the period ended August 31, 2003.

NOTE H
Distributions to Shareholders
The tax character of distributions paid during the fiscal periods ended August 31, 2003, April 30, 2003 and April, 30, 2002 were as follows:

                                    August 31,       April 30,       April 30,
                                       2003            2003            2002
                                   ------------  --------------  --------------
Growth Investors Fund
Distributions paid from:
   Ordinary income..............  $           -0- $     690,747   $         -0-
                                  --------------  --------------  -------------
Total taxable distributions.....              -0-       690,747             -0-
                                  --------------  --------------  -------------
Total distributions paid........  $           -0- $     690,747   $         -0-
                                  --------------  --------------  -------------

Conservative Investors
  Fund
Distributions paid from:
  Ordinary income...............  $      528,465   $   2,000,184   $  1,662,306
                                  --------------  --------------  -------------
Total taxable distributions.....         528,465       2,000,184      1,662,306
                                  --------------  --------------  -------------
Total distributions paid........  $      528,465   $   2,000,184   $  1,662,306
                                  --------------  --------------  -------------

--------------------------------------------------------------------------------
48 o Alliance Growth and Conservative Investors Funds

As of August 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                              Growth        Conservative
                                          Investors Fund   Investors Fund
                                         ---------------   ---------------
Undistributed ordinary income..........  $            -0-  $            -0-
                                         ---------------   ---------------
Accumulated capital and
  other losses(a) .....................      (35,429,667)       (7,026,568)
Unrealized appreciation/
  (depreciation)(b) ...................        5,666,959         3,423,058
                                         ---------------   ---------------
Total accumulated earnings/(deficit)...  $   (29,762,708)  $    (3,603,510)
                                         ---------------   ---------------

(a) On August 31, 2003, the Growth Investors Fund had a net capital loss carryforward of $35,400,490, of which $9,707,664 expires in the year 2009, $24,249,613 expires in the year 2010 and $1,443,213 expires in the year 2011. The Conservative Investors Fund had a net capital loss carryforward of $6,997,890, of which $2,266,867 expires in the year 2009 and $4,731,023 expires in the year 2010. The Conservative Investors Fund utilized $660,133 of prior year capital loss carryforwards. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.

During the current fiscal period, the Growth Investors Fund had permanent differences, between book and tax treatments primarily due to the difference in recognition of the amortization of bond premium and a net investment loss, which resulted in a net decrease to distributions in excess of net investment income, an increase in accumulated net realized loss on investment and foreign currency transactions and a corresponding decrease in additional paid in capital. During the current fiscal period, the Conservative Investors Fund had permanent differences, primarily due to the difference in recognition of the amortization of bond premium and a Fund overdistribution, which resulted in a net decrease to distributions in excess of net investment income, an increase in accumulated net realized loss on investment and foreign currency transactions and a corresponding decrease in additional paid in capital. These reclassifications had no effect on net assets.

NOTE I
Legal Proceedings
Alliance Capital Management L.P., ("Alliance Capital") the Funds' Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 49
interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Funds. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Funds and their shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Funds and their shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Funds or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Funds, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time,


--------------------------------------------------------------------------------
50 o Alliance Growth and Conservative Investors Funds management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Funds or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants, the funds and related parties.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 51

FINANCIAL HIGHLIGHTS


Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                           =====================================================================
                                                                          Class A
                                           =====================================================================
                                            May 1, 2003                  Year Ended April 30,
                                           to August 31,    ------------------------------------------------------
                                                 2003(a)       2003    2002(b)       2001       2000       1999
                                           ----------------------------------------------------------------------
Net asset value,
  beginning of period....................          $9.41     $10.30     $11.70   $14.80       $15.80    $ 15.09
                                           ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c) ................            .00(d)     .05        .06        .26        .29        .17
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...........................            .63       (.82)     (1.46)     (1.33)      1.05       2.20
                                           ----------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.............................            .63       (.77)     (1.40)     (1.07)      1.34       2.37
                                           ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income.................................             -0-      (.12)        -0-      (.33)      (.29)      (.16)
Distributions in excess of
  net investment income..................             -0-        -0-        -0-        -0-        -0-      (.09)
Distributions from net realized
  gain on investment
  transactions...........................             -0-        -0-        -0-     (1.70)     (2.05)     (1.41)
                                           ----------------------------------------------------------------------
Total dividends and distributions .......             -0-      (.12)        -0-     (2.03)     (2.34)     (1.66)
                                           ----------------------------------------------------------------------
Net asset value, end of period ..........       $  10.04      $9.41     $10.30     $11.70   $  14.80    $ 15.80
                                           ======================================================================
Total Return
Total investment return based
  on net asset value(e)..................           6.70%     (7.45)%   (11.97)%    (7.94)%     9.19%     16.81%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)........................        $46,013    $43,743    $52,602    $53,031    $54,509    $47,917
Ratio to average net assets of:
  Expenses...............................           1.97%(f)   1.82%      1.58%      1.50%      1.46%(g)   1.56%(g)
  Net investment income..................            .10%(f)    .57%       .59%      1.97%      1.93%      1.12%
Portfolio turnover rate..................             20%        78%       116%       114%       155%        84%




See footnote summary on page 58.


--------------------------------------------------------------------------------
52 o Alliance Growth Investors Fund


Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                           =====================================================================
                                                                          Class B
                                           =====================================================================
                                             May 1, 2003                 Year Ended April 30,
                                            to August 31, ------------------------------------------------------
                                                 2003(a)       2003    2002(b)       2001       2000       1999
                                           ----------------------------------------------------------------------
Net asset value,
  beginning of period..... ..............          $9.47     $10.34     $11.83   $  14.94     $15.88    $ 15.12
                                           ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(c) .........           (.02)      (.01)      (.02)       .17        .18        .06
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions............ ..............            .63       (.83)     (1.47)     (1.35)      1.05       2.21
                                           ----------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.............. ..............            .61       (.84)     (1.49)     (1.18)      1.23       2.27
                                           ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income....... ..............             -0-      (.03)        -0-      (.23)      (.12)      (.07)
Distributions in excess of
  net investment income... ..............             -0-        -0-        -0-        -0-        -0-      (.03)
Distributions from net realized
  gain on investment
  transactions............ ..............             -0-        -0-        -0-     (1.70)     (2.05)     (1.41)
                                           ----------------------------------------------------------------------
Total dividends and distributions .......             -0-      (.03)        -0-     (1.93)     (2.17)     (1.51)
                                           ----------------------------------------------------------------------
Net asset value, end of period ..........       $  10.08      $9.47     $10.34     $11.83   $  14.94    $ 15.88
                                           ======================================================================
Total Return
Total investment return based
  on net asset value(e)... ..............           6.44%     (8.12)%   (12.60)%    (8.65)%     8.39%     15.96%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..............        $32,081    $31,781    $49,484    $73,446    $78,762    $77,554
Ratio to average net assets of:
  Expenses.............. ................           2.72%(f)   2.57%      2.32%      2.23%      2.18%(g)   2.29%(g)
  Net investment income (loss) ..........           (.66)%(f)  (.13)%     (.18)%     1.24%      1.20%       .39%
Portfolio turnover rate. ................             20%        78%       116%       114%       155%        84%




See footnote summary on page 58.


--------------------------------------------------------------------------------
                                             Alliance Growth Investors Fund o 53


Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                           =====================================================================
                                                                          Class C
                                           =====================================================================
                                             May 1, 2003                 Year Ended April 30,
                                           to August 31,   ------------------------------------------------------
                                                 2003(a)       2003    2002(b)       2001       2000       1999
                                           ----------------------------------------------------------------------
Net asset value,
  beginning of period....................          $9.48     $10.35     $11.85   $  14.95     $15.88    $ 15.13
                                            ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(c) .........           (.02)      (.01)      (.02)       .17        .18        .06
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions .........            .63       (.83)     (1.48)     (1.34)      1.06       2.20
                                           ----------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ...........            .61       (.84)     (1.50)     (1.17)      1.24       2.26
                                           ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income.................. ..............             -0-      (.03)        -0-      (.23)      (.12)      (.07)
Distributions in excess of
  net investment income... ..............             -0-        -0-        -0-        -0-        -0-      (.03)
Distributions from net realized
  gain on investment
  transactions............ ..............             -0-        -0-        -0-     (1.70)     (2.05)     (1.41)
                                           ----------------------------------------------------------------------
Total dividends and distributions .......             -0-      (.03)        -0-     (1.93)     (2.17)     (1.51)
                                           ----------------------------------------------------------------------
Net asset value, end of period ..........       $  10.09      $9.48     $10.35     $11.85   $  14.95    $ 15.88
                                           ======================================================================
Total Return
Total investment return based
  on net asset value(e)... ..............           6.43%     (8.11)%   (12.66)%    (8.57)%     8.45%     15.88%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..............         $5,920     $6,011     $9,134    $12,550    $11,414     $9,618
Ratio to average net assets of:
  Expenses.............. ................           2.69%(f)   2.54%      2.30%      2.21%      2.17%(g)   2.28%(g)
  Net investment income (loss) ..........           (.63)%(f)  (.09)%     (.15)%     1.24%      1.21%       .40%
Portfolio turnover rate. ................             20%        78%       116%       114%       155%        84%


See footnote summary on page 58.

--------------------------------------------------------------------------------
54 o Alliance Growth Investors Fund


Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                           =====================================================================
                                                                          Class A
                                           =====================================================================
                                             May 1, 2003                 Year Ended April 30,
                                           to August 31,   ------------------------------------------------------
                                                 2003(a)       2003    2002(b)       2001       2000       1999
                                           ----------------------------------------------------------------------
Net asset value,
  beginning of period..... ..............         $10.11    $ 10.07   $  10.65    $ 11.33    $ 11.88    $ 11.97
                                           ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)(h) .............            .05        .23        .25        .41        .44        .38
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions... ..............            .19        .10       (.55)      (.20)       .07        .61
                                           ----------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ...........            .24        .33       (.30)       .21        .51        .99
                                           ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income.................. ..............           (.07)      (.29)      (.28)      (.43)      (.40)      (.38)
Distributions in excess of
  net investment income... ..............             -0-        -0-        -0-        -0-        -0-      (.05)
Distributions from net realized
  gain on investment
  transactions............ ..............             -0-        -0-        -0-      (.46)      (.66)      (.65)
                                           ----------------------------------------------------------------------
Total dividends and distributions .......           (.07)      (.29)      (.28)      (.89)     (1.06)     (1.08)
                                           ----------------------------------------------------------------------
Net asset value, end of period ..........       $  10.28     $10.11     $10.07   $  10.65    $ 11.33    $ 11.88
                                           ======================================================================
Total Return
Total investment return based
  on net asset value(e)... ..............           2.36%      3.37%     (2.80)%     1.76%      4.50%      8.59%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..............        $36,857    $36,133    $31,857    $24,191    $21,648    $18,493
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..............           1.55%(f)   1.40%      1.40%      1.40%      1.41%(g)   1.41%(g)
  Expenses, before waivers/
    reimbursements........ ..............           1.82%(f)   1.69%      1.70%      1.67%      1.67%      1.74%
  Net investment income(h) ..............           1.57%(f)   2.36%      2.46%      3.72%      3.75%      3.17%
Portfolio turnover rate. ................             37%        94%        72%        65%        54%       105%


See footnote summary on page 58.


--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 55


Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                           =====================================================================
                                                                          Class B
                                           =====================================================================
                                             May 1, 2003                   Year Ended April 30,
                                           to August 31,   ------------------------------------------------------
                                                 2003(a)       2003    2002(b)       2001       2000       1999
                                           ----------------------------------------------------------------------
Net asset value,
  beginning of period..... ..............         $10.37    $ 10.31   $  10.90     $11.57     $12.12    $ 12.19
                                           ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)(h) .............            .03        .17        .18        .34        .36        .30
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions... ..............            .19        .10       (.57)      (.19)       .07        .63
                                           ----------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ...........            .22        .27       (.39)       .15        .43        .93
                                           ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income.................. ..............           (.05)      (.21)      (.20)      (.36)      (.32)      (.31)
Distributions in excess of
  net investment income... ..............             -0-        -0-        -0-        -0-        -0-      (.04)
Distributions from net realized
  gain on investment
  transactions............ ..............             -0-        -0-        -0-      (.46)      (.66)      (.65)
                                           ----------------------------------------------------------------------
Total dividends and distributions .......           (.05)      (.21)      (.20)      (.82)      (.98)     (1.00)
                                           ----------------------------------------------------------------------
Net asset value, end of period ..........       $  10.54     $10.37     $10.31   $  10.90     $11.57    $ 12.12
                                           ========================================================================
Total Return
Total investment return based
  on net asset value(e)... ..............           2.12%      2.70%     (3.54)%     1.12%      3.73%      7.82%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..............        $48,199    $47,156    $41,984    $40,155    $34,952    $31,117
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..............           2.25%(f)   2.10%      2.10%      2.10%      2.11%(g)   2.11%(g)
  Expenses, before waivers/
    reimbursements........ ..............           2.55%(f)   2.42%      2.38%      2.40%      2.40%      2.48%
  Net investment income(h) ..............            .87%(f)   1.65%      1.74%      3.02%      3.05%      2.48%
Portfolio turnover rate. ................             37%        94%        72%        65%        54%       105%


See footnote summary on page 58.


--------------------------------------------------------------------------------
56 o Alliance Conservative Investors Fund


Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                           =====================================================================
                                                                          Class C
                                           =====================================================================
                                              May 1, 2003                 Year Ended April 30,
                                           to August 31,   ------------------------------------------------------
                                                 2003(a)       2003    2002(b)       2001       2000       1999
                                           ----------------------------------------------------------------------
Net asset value,
  beginning of period..... ..............         $10.38    $ 10.32   $  10.91     $11.58     $12.13    $ 12.19
                                           ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(c)(h) .............            .03        .17        .19        .34        .36        .30
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions... ..............            .19        .10       (.58)      (.19)       .07        .64
                                           ----------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ...........            .22        .27       (.39)       .15        .43        .94
                                           ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income.................. ..............           (.05)      (.21)      (.20)      (.36)      (.32)      (.31)
Distributions in excess of
  net investment income... ..............             -0-        -0-        -0-        -0-        -0-      (.04)
Distributions from net realized gain
  on investment transactions ............             -0-        -0-        -0-      (.46)      (.66)      (.65)
                                           ----------------------------------------------------------------------
Total dividends and distributions .......           (.05)      (.21)      (.20)      (.82)      (.98)     (1.00)
                                           -----------------------------------------------------------------------
Net asset value, end of period. .........       $  10.55     $10.38     $10.32   $  10.91   $  11.58    $ 12.13
                                           ======================================================================
Total Return
Total investment return based on
  net asset value(e)...... ..............           2.12%      2.70%     (3.54)%     1.12%      3.72%      7.91%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ..............         $9,091     $8,398     $7,466     $8,021     $6,464     $5,688
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ..............           2.25%(f)   2.10%      2.10%      2.10%      2.11%(g)   2.11%(g)
  Expenses, before waivers/
    reimbursements........ ..............           2.54%(f)   2.41%      2.39%      2.39%      2.39%      2.47%
  Net investment income(h) ..............            .87%(f)   1.64%      1.74%      3.00%      3.05%      2.47%
Portfolio turnover rate. ................             37%        94%        72%        65%        54%       105%


See footnote summary on page 58.

--------------------------------------------------------------------------------
                                       Alliance Conservative Investors Fund o 57

(a) The Fund changed its fiscal year end from April 30 to August 31.

(b) As required, effective May 1, 2001, the Growth Investors Fund and Conservative Investors Fund have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. The effect of this change for the year ended April 30, 2002 for the Growth Investors Fund was to decrease net investment income per share by $.02 for Class A and Class C and $.01 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.01 for Class B, and decrease the ratio of net investment income to average net assets from .70% to .59% for Class A, from (.07)% to (.18)% for Class B and from (.04)% to (.15)% for Class C. The effect of this change for the year ended April 30, 2002 for the Conservative Investors Fund was to decrease net investment income per share by $.02 for Class A and Class C and $.03 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.03 for Class B, and decrease the ratio of net investment income to average net assets from 2.67% to 2.46% for Class A and from 1.95% to 1.74% for Class B and Class C. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(c) Based on average shares outstanding.

(d) Amount is less than $.01.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f) Annualized.

(g) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent.For the periods shown below the net expense ratios were as follows:

                              Growth Investors    Conservative Investors
                            Year Ended April 30,   Year Ended April 30,
--------------------------------------------------------------------------------
                               2000    1999           2000    1999
--------------------------------------------------------------------------------
   Class A..............       1.45%   1.54%          1.40%   1.40%
   Class B..............       2.17%   2.27%          2.10%   2.10%
   Class C..............       2.16%   2.27%          2.10%   2.10%

(h) Net of fees waived and expenses reimbursed by Adviser.


--------------------------------------------------------------------------------
58 o Alliance Growth and Conservative Investors Funds

REPORT OF INDEPENDENT AUDITORS


To the Trustees and Shareholders of Alliance Growth Investors Fund and Alliance Conservative Investors Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting parts of The AllianceBernstein Portfolios, formerly the Alliance Portfolios, hereafter referred to as the "Funds") at August 31, 2003, the results of each of their operations for the period May 1, 2003 through August 31, 2003 and for the year ended April 30, 2003, the changes in each of their net assets for the period May 1, 2003 through August 31, 2003 and for each of the two years in the period ended August 31, 2003 and the financial highlights for the period May 1, 2003 through August 31, 2003 and for each of the five years in the period ended April 30, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 29, 2003


TAX INFORMATION (unaudited)


For the fiscal year ended August 31, 2003, certain dividends paid by the Alliance Conservative Investors Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolio designates a maximum amount of $177,178 as qualified dividend income, which is taxed at a maximum rate of 15%.The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003.Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 59

BOARD OF TRUSTEES


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Vice President
Thomas J. Bardong, Vice President
Seth J. Masters(2), Vice President
Stephen W. Pelensky, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-02624

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1) Member of the Audit Committee.

(2) Mr. Seth J. Masters is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
60 o Alliance Growth and Conservative Investors Funds

MANAGEMENT OF THE FUND


Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                    PORTFOLIOS
                                                                      IN FUND            OTHER
NAME, AGE OF TRUSTEE,         PRINCIPAL                               COMPLEX       DIRECTORSHIPS
      ADDRESS               OCCUPATION(S)                           OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)      DURING PAST 5 YEARS                          TRUSTEE          TRUSTEE
----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
John D. Carifa,**, 58       President, Chief Operating                   116             None
1345 Avenue of the          Officer and a Director of
Americas                    Alliance Capital Management
New York, NY 10105          Corporation ("ACMC"), with
(10)                        which he has been associated
                            since prior to 1998.

DISINTERESTED TRUSTEES
Ruth Block, #+, 72          Formerly an Executive Vice                    97             None
500 SE Mizner Blvd.         President and Chief Insurance
Boca, Raton, FL 33432       Officer of The Equitable Life
(10)                        Assurance Society of the United
                            States; Chairman and Chief Executive
                            Officer of Evlico; Director of Avon,
                            BP (oil and gas), Ecolab Incorporated
                            (specialty chemicals), Tandem Financial
                            Group, and Donaldson Lufkin & Jenrette
                            Securities Corporation. Former
                            Governor at Large-National Association
                            of Securities Dealers, Inc.

David H. Dievler, #+, 74    Independent consultant. Until                101             None
P.O. Box 167                December 1994, he was Senior
Spring Lake, NJ 07762       Vice President of ACMC responsible
(4)                         for mutual fund administration.
                            Prior to joining ACMC in 1984, he was
                            Chief Financial Officer of Eberstadt
                            Asset Management since 1968. Prior to
                            that, he was Senior Manager at Price
                            Waterhouse & Co. Member of American
                            Institute of Certified Public
                            Accountants since 1953.

John H. Dobkin, #+, 61      Consultant. Formerly President                98              None
P.O. Box 12                 of Save Venice, Inc. (preservation
Annandale, NY 12504         organization) from 2001-2002.
(4)                         Formerly a Senior Advisor (from June 1999-
                            June 2000) and President (December
                            1989-May 1999) of Historic Hudson Valley
                            (historic preservation). Previously,
                            Director of the National Academy
                            of Design. During 1988-92,
                            Director and Chairman of the
                            Audit Committee of ACMC.

--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 61


                                                                    PORTFOLIOS
                                                                      IN FUND            OTHER
NAME, AGE OF TRUSTEE,         PRINCIPAL                               COMPLEX       DIRECTORSHIPS
      ADDRESS               OCCUPATION(S)                           OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)      DURING PAST 5 YEARS                          TRUSTEE          TRUSTEE
----------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

William H. Foulk, Jr., #+, 71   Investment Adviser and an                 113             None
2 Sound View Drive              independent consultant. Formerly
Suite 100                       Senior Manager of Barrett
Greenwich, CT 06830             Associates, Inc., a registered
(5)                             investment adviser, with which
                                he had been associated since
                                prior to 1998. He was formerly Deputy
                                Comptroller of the State of New York
                                and, prior thereto, Chief Investment
                                Officer of the New York Bank for Savings.


Brenton W. Harries, #+, 75      Formerly President and Chief               7              None
253 Bell Tower Crossing         Executive of Global Electronic
Poinciana, FL 34759             Markets Company, Executive Vice
(12)                            President of McGraw-Hill, Inc. and
                                President and Chief Executive Officer
                                of Standard & Poor's Corporation.




Clifford L. Michel, #+, 64      Senior Counsel of the law firm of          97        Placer Dome, Inc.
15 St. Bernard's Road           Cahill Gordon & Reindel since
Gladstone, NJ 07934             February 2001 and a partner of
(4)                             that firm for more than 25 years
                                prior thereto. President and Chief
                                Executive Officer of Wenonah Development
                                Company (investments) and a Director
                                of Placer Dome Inc. (mining).


Donald J. Robinson, #+, 69     Senior Counsel to the law firm of          96              None
98 Hell's Peak Road             Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                since prior to 1998. Formerly a
(16)                            senior partner and a member of
                                the Executive Committee of that
                                firm. He was also a member and
                                Chairman of the Municipal
                                Securities Rulemaking Board and a
                                Trustee of the Museum of
                                the City of New York.


* There is no stated term of office for the Fund's Trustees.

** Mr. Carifa is an "interested trustee", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


--------------------------------------------------------------------------------
62 o Alliance Growth and Conservative Investors Funds

Officers of the Fund
Certain information concerning the Fund's Officers is listed below.


                                        POSITION(S)                           PRINCIPAL OCCUPATION
 NAME AND AGE                         HELD WITH FUND                          DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 58              Chairman and President                        See biography above.

Kathleen A. Corbet, 43          Senior Vice President                         Executive Vice President of Alliance
                                                                              Capital Management Corporation (ACMC)**,
                                                                              with which she has been associated since
                                                                              prior to 1998.

Andrew Aran, 46                 Vice President                                Senior Vice President of ACMC, with which he
                                                                              has been associated since prior to 1998.

Thomas J. Bardong, 58           Vice President                                Senior Vice President of ACMC**, with which he
                                                                              has been associated since prior to 1998.

Seth J. Masters, 44             Vice President                                Senior Vice President and Chief Investment
                                                                              Officer--Style Blend Services at ACMC**, with
                                                                              which he has been associated since
                                                                              October 2000. Prior thereto, he was employed
                                                                              at Sanford C. Bernstein & Co., Inc.
                                                                              ("Bernstein") since prior to 1998.

Stephen W. Pelensky, 48         Vice President                                Senior Vice President of ACMC**, with which he
                                                                              has been associated since prior to 1998.

Edmund P. Bergan, Jr., 53       Secretary                                     Senior Vice President and General
                                                                              Counsel of AllianceBernstein Investment Research
                                                                              and Management, Inc. ("ABIRM")** and Alliance Global
                                                                              Investor Services Inc. ("AGIS")**, with which he has
                                                                              been associated since prior to 1998.

Mark D. Gersten, 53             Treasurer and Chief                           Senior Vice President of AGIS**and a
                                Financial Officer                             Vice President of ABIRM**, with which he
                                                                              has been associated since prior to 1998.

Vincent S. Noto, 38             Controller                                    Vice President of AGIS**, with which he has
                                                                              been associated since prior to 1998.





--------------------------------------------------------------------------------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM and AGIS are affiliates of the Fund.

   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                           Alliance Growth and Conservative Investors Funds o 63

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy*
Tax-Managed Wealth Preservation Strategy**

Blended Style Series

U.S. Large Cap Portfolio

Growth Funds

Domestic
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic
Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International
Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4616 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/1/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
64 o Alliance Growth and Conservative Investors Funds

ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

GICIAR0803





ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 30, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 30, 2003